UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – May 31, 2012

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2012

Vanguard California Tax-Exempt Funds

Vanguard California Tax-Exempt Money Market Fund

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

> For the six months ended May 31, 2012, Vanguard California Tax-Exempt Money Market Fund returned 0.02%, reflecting the Federal Reserve’s policy of low interest rates.

> Investor Shares of Vanguard California Intermediate-Term Tax-Exempt Fund returned 5.79%, while the Admiral Shares returned 5.83%, well ahead of the return of the fund’s benchmark and the average return of its peers.

> For the Vanguard California Long-Term Tax-Exempt Fund, Investor Shares returned 7.25% and Admiral Shares returned 7.29%. These results were better than the return of the fund’s benchmark but lagged the average return of its peer group.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
California Tax-Exempt Money Market Fund.	12
California Intermediate-Term Tax-Exempt Fund.	31
California Long-Term Tax-Exempt Fund.	69
About Your Fund’s Expenses.	95
Trustees Approve Advisory Agreement.	97
Glossary.	98

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended May 31, 2012
		Taxable-
	SEC Equivalent		Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard California Tax-Exempt Money Market
Fund	0.05%	0.09%	0.02%	0.00%	0.02%
California Tax-Exempt Money Market Funds
Average					0.00
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	1.79%	3.07%	1.76%	4.03%	5.79%
Admiral™ Shares	1.87	3.21	1.80	4.03	5.83
Barclays Municipal California Intermediate Bond
Index					5.13
California Intermediate Municipal Debt Funds
Average					4.79
California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper Inc.
Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	2.55%	4.37%	2.09%	5.16%	7.25%
Admiral Shares	2.63	4.51	2.13	5.16	7.29
Barclays CA Municipal Bond Index					6.48
California Municipal Debt Funds Average					8.38

California Municipal Debt Funds Average: Derived from data provided by Lipper Inc.
7-day SEC yield for the California Tax-Exempt Money Market Fund; 30-day SEC yield for the California Intermediate-Term Tax-Exempt Fund and California Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Chairman’s Letter

Dear Shareholder,

The California municipal bond market turned in a strong performance for the six months ended May 31, 2012, outpacing the broad U.S. taxable bond market by around 3 percentage points even as the fiscal situation of the state and local governments remained challenging.

For the half-year, Vanguard California Intermediate-Term Tax-Exempt Fund returned 5.79% for Investor Shares and 5.83% for Admiral Shares. Over the same period, Vanguard California Long-Term Tax-Exempt Fund returned 7.25% for Investor Shares and 7.29% for Admiral Shares. Both funds’ holdings in longer bonds, where investor demand was especially strong, helped them outpace their benchmarks, which returned 5.13% and 6.48%, respectively. While the intermediate fund outpaced the 4.79% average return of its peer group as well, the long-term fund’s focus on higher-quality bonds led it to underperform its peer group’s average return of 8.38%.

Because of the Federal Reserve’s efforts to keep short-term interest rates anchored near zero, returns were far more modest for shorter-term securities, especially money market instruments. Vanguard California Tax-Exempt Money Market Fund returned 0.02%, compared with the 0.00% average return of its state peer group for the half-year.

Lower-quality and longer-maturity bonds performed best, as many investors were willing to take on greater credit and interest rate risk for more potential yield. As a result of the solid demand for munis, capital appreciation accounted for more than two-thirds of the Intermediate- and Long-Term Funds’ total returns.

As bond prices rose, the 30-day SEC yield for the Intermediate-Term Fund’s Investor Shares fell to 1.79% by May 31, from 2.63% six months earlier. The figures were 2.55% versus 3.42% for the Long-Term Fund’s Investor Shares. (Bond yields and prices move in opposite directions.) The Money Market Fund’s 7-day SEC yield of 0.05% on May 31 was a bit higher than the 0.01% yield of a half-year earlier.

Please note that in March we replaced the benchmark indexes for the California Intermediate-Term Tax-Exempt Fund and the California Long-Term Tax-Exempt Fund. The new indexes are better gauges for the funds because, unlike the prior benchmarks, they are limited to tax-exempt bonds from California issuers. There are no changes to the funds’ objectives, investment strategies, or policies.

All three funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, neither the Intermediate-Term nor the Long-Term Fund owned securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Market Barometer
			Total Returns
		Periods Ended May 31, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.46%	7.12%	6.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.75	10.40	5.87
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.04	0.95

Stocks
Russell 1000 Index (Large-caps)	6.23%	-1.23%	-0.75%
Russell 2000 Index (Small-caps)	4.06	-8.88	-0.73
Dow Jones U.S. Total Stock Market Index	6.06	-1.88	-0.45
MSCI All Country World Index ex USA (International)	-4.04	-20.49	-5.55

CPI
Consumer Price Index	1.58%	1.70%	2.02%

Bonds benefited from investors
seeking safety and yields
California municipal bonds’ return of more than 6% was well ahead of the broad U.S. taxable bond market’s return of about 3.5% for the half-year.

The yields of U.S. Treasury bonds, which flirted with higher levels early in the period, reached record lows by the end of the six months as some investors fled to the perceived safety of government-issued securities, helping them post a solid return of just under 3%. At the same time, corporate bonds, which found favor with investors seeking higher yields, returned well over 6%.

U.S. stocks significantly outpaced
their international counterparts
The six months ended May 31 were marked by volatility in a pattern that has become all too familiar. At the start of the period, global stock markets rose as the U.S. economy seemed to be strengthening and Europe experienced a temporary lull in its debt crisis.

Stocks later reversed course amid news of dwindling economic growth at home and trouble abroad as Europe’s debt drama once again intensified, causing renewed concern among investors. Despite erasing some earlier gains, U.S. stocks returned more than 6% for the six months.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
California Tax-Exempt Money Market
Fund	0.17%	—	0.29%
California Intermediate-Term
Tax-Exempt Fund	0.20	0.12%	0.82
California Long-Term Tax-Exempt Fund	0.20	0.12	0.98

The fund expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2012, the funds’ annualized expense ratios were: for the California Tax-Exempt Money Market Fund, 0.15%; for the California Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for California Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the California Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Funds; for the California Intermediate-Term Tax-Exempt Fund, California Intermediate Municipal Debt Funds; for the California Long-Term Tax-Exempt Fund, California Municipal Debt Funds.

International stocks didn’t fare as well, returning about –4% for the half-year. European companies were the worst performers. Concerns focused on Greece and Spain, but healthier markets throughout Europe felt the effects of resurgent investor worries about indebtedness. Emerging markets and the developed markets of the Pacific region were also hurt by signs of slowing growth.

For municipal bonds, rising supply
was matched by increased demand
The severity of the Great Recession has left the finances of many state and local governments in disarray. The sharp drop in tax revenues had these entities scrambling to make similar cuts to their expenditures, ratcheting up uncertainty in some quarters about their creditworthiness. The situation has remained strained, especially for local governments, because they depend heavily on property tax revenues. Such revenues have continued to fall as they respond with a lag to the declines seen in property values. Many states are also cutting back on their aid to local governments as they try to get their own financial houses in order.

However, overall tax revenues have continued the upward, if uneven, trend that began in 2010 for most states, according to data from The Nelson A. Rockefeller Institute of Government. During the past six months, the U.S. economy inched forward, the employment situation showed some improvement, and consumer spending ticked up, all of which helped drive tax revenues higher for many states, including the Golden State (see the accompanying chart).

At the same time, California state and local governments have shied away from initiating significant new spending projects. Although issuance of municipal bonds increased significantly from a year earlier, much of this issuance refinanced existing debt at lower rates of interest. States and municipalities benefit from refinancing because it reduces their debt servicing costs.

While overall supply rose in the California municipal bond market, so too did demand. The hunt for yield spurred many investors to move into bonds with longer maturities (despite the potential for sharp declines in price should interest rates rise) and lower credit ratings.

California tax revenues are recovering

Sources: Vanguard and The Nelson A. Rockefeller Institute of Government.

Yields—particularly for long-term issues—hit levels that made municipal bonds attractive even to unconventional investors such as banks.

The outperformance of longer-maturity bonds supported the Intermediate- and Long-Term Funds relative to their benchmarks during the period. Demand for the substantially higher yields offered by these bonds drove their prices up, which translated into capital appreciation for the funds.

Another contributor to the funds’ relative performance was their exposure to essential-service bonds, such as those that finance water and sewer treatment facilities, which benefit from a consistent income stream dedicated to servicing the debt. (Their general-obligation counterparts, which depend on general tax revenues, are more affected by economic cycles.) The funds also benefited from their holdings in the health care sector, especially hospital bonds, where the funds’ advisor saw attractive returns for the level of risk involved.

As I mentioned earlier, the Long-Term Fund’s performance for the period was held back somewhat by its orientation toward higher-quality securities.

During the six months under review, the advisor maintained its systematic and rigorous approach to assessing the credit quality of each security considered for purchase. With hundreds of issuers in this fragmented market, such fundamental credit analysis remained critical in determining where the best opportunities might be for the advisor to add value to the funds.

With yields so low for so long,
what’s a bond investor to do?
Bond yields sure aren’t what they used to be. Those of some Treasuries hit all-time lows during the past six months, and municipal bond yields fell to levels not seen since the 1960s. This is unhappy news for investors who count on bond income for their spending needs.

An alternative approach to the income question is based on “total return.” With this approach, you rely not only on income from your holdings but on cash realized by selling some of them according to a careful plan. The goal is to maintain your preferred asset mix and, thus, a more diversified and stable risk profile. An income-only spending strategy, by contrast, can lead you to tilt your asset mix away from your target in favor of bonds and narrow segments of the stock market, such as stocks with high dividend yields.

For more information on this topic, you may want to read the Vanguard research paper Spending From a Portfolio: Implications of a Total-Return Approach Versus an Income Approach for Taxable Investors. It is available at vanguard.com/ research.

Whether yields are high or low, rising or falling, we believe that holding bonds in a portfolio is always useful. They are there to help cushion volatility when, not if, more risky assets such as stocks happen to perform poorly.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 15, 2012

Your Fund’s Performance at a Glance
November 30, 2011, Through May 31, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard California Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard California Intermediate-Term
Tax-Exempt Fund
Investor Shares	$11.18	$11.63	$0.194	$0.000
Admiral Shares	11.18	11.63	0.199	0.000
Vanguard California Long-Term Tax-Exempt
Fund
Investor Shares	$11.24	$11.82	$0.231	$0.000
Admiral Shares	11.24	11.82	0.235	0.000

Advisor’s Report

For the six months ended May 31, 2012, Vanguard California Tax-Exempt Money Market Fund returned 0.02%. Vanguard California Long-Term Tax-Exempt Fund returned 7.25% for Investor Shares and 7.29% for Admiral Shares. The Long-Term Fund outpaced its new benchmark index, which returned 6.48%, but lagged the 8.38% average return of peer-group funds. Vanguard California Intermediate-Term Tax-Exempt Fund returned 5.79% for Investor Shares and 5.83% for Admiral Shares, ahead of both the 5.13% return of its new benchmark index and the 4.79% average return of peer-group funds. (The new benchmarks are discussed in the Chairman’s Letter.)

The investment environment
The half-year saw generally declining yields in the municipal bond market. The Federal Reserve continued to anchor the shortest-term yields near zero and reiterated its view that rates would remain very low through late 2014. The most direct impact of this policy, of course, has been on money market funds, including the California Tax-Exempt Money Market Fund. At the opposite end of the maturity spectrum, the Fed continued to execute a bond-buying program aimed at lowering longer-term yields. (Yields fall as demand for bonds rises, boosting prices.)

Economic concerns also contributed to the slide in yields. Investors nervous about the uneven pace of U.S. economic growth and the further unraveling of Europe’s fiscal

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2011	2012
2 years	0.42%	0.33%
5 years	1.12	0.75
10 years	2.22	1.79
30 years	3.84	3.08
Source: Vanguard.

situation fled to the perceived safety of U.S. Treasury securities and municipal bonds. Moreover, demand for municipal bonds has been robust since early 2011, when the muni market recovered from a five-month slide in prices and a wave of fund withdrawals accompanied by overblown fears of systemic defaults.

Patient investors in the California Long-Term and Intermediate-Term Tax-Exempt Funds have done well since then: From January 31, 2011, to May 31, 2012, the Long-Term Fund returned about 18% and the Intermediate-Term Fund 15%, compared with about 10% for taxable bonds and not quite 4% for stocks (based on the Barclays U.S. Aggregate Bond Index and the Dow Jones U.S. Total Stock Market Index).

Municipal bonds’ strong performance took place as most state and local governments continued to wrestle with finances tattered by the Great Recession. Although the state passed its fiscal 2012 budget (ended June 30) on time—a first in many years because of new legislative powers—budgeted revenues have failed to materialize. Overly optimistic assumptions were a factor, even as California’s economy appears to be recovering at about the same pace as the nation’s. According to a gauge of current economic conditions for each state that is published by the Federal Reserve Bank of Philadelphia, the California economy improved by 6% from its low point in November 2009 through May 2012, a figure almost identical to that for the national economy. (The index combines data on jobs, manufacturing, and wages and salaries.)

An extra element of uncertainty surrounds the fiscal 2013 budget: In November Californians must decide whether to vote for a temporary tax increase aimed at closing the budget gap; if rejected, automatic spending cuts, mostly in school funding, will be triggered. (A rejection won’t impair the payment streams for school-district general obligation bonds, although there may be negative rating implications.)

Like many other issuers nationwide, California state and local governments are taking advantage of low interest rates to call in (redeem early) and replace higher-interest bonds; at the same time, they are limiting outlays for new projects, resulting in lighter bond issuance than in previous years. Nationally, during the six months ended May 31, about two-thirds of the $160 billion in new issues were refin-ancings, compared with an average of one-third over the 15 years through 2010.

Management of the funds
As the Federal Reserve’s operations at both ends of the maturity spectrum lowered yields, many muni investors grew willing to accept greater risk to obtain higher yields. Many have turned to high-yield municipal bonds, exposing themselves to greater credit risk, while others have moved to longer-maturity munis, which would respond with greater price declines should interest rates rise. It’s a phenomenon we would normally look for in the later stages of an economic recovery, when the typical pace of expansion would be stronger, state and local finances healthier, and confidence higher.

Nonetheless, the Long-Term and Intermediate-Term Funds have benefited from this market environment. The demand for longer-term bonds has boosted the prices of holdings in our portfolio. We have also taken advantage of the steep yield curve—that is, the wide difference between shorter- and longer-term yields that has resulted from the Fed’s policies—by underweighting bonds with maturities of 1–5 years and overweighting bonds with maturities of 10–15 years. A steep yield curve can produce price gains as bonds move closer to their maturity.

In all market conditions, of course, in-depth credit analysis is a key aspect of our process. In selecting bonds to add to or sell from our portfolios, we combine our traders’ focus on finding value with our credit analysts’ prudent views about the financial structure and economic environment of issuers.

Two broad themes in the current market are an emphasis on essential-service bonds and a move away from local-government general-obligation issues, although there are always exceptions. For example, our analysts have identified highly rated general obligation bonds issued by local governments that, while under stress, have been minimally affected by the decline in property tax revenue and cutbacks in state aid. In addition, we have focused on attractively valued issues in health care, with an emphasis on hospitals.

The offerings in which we’ve participated during the reporting period have included those of the Sutter, Stanford, and Kaiser Permanente health care systems. Among other performance drivers was an emphasis on premium bonds with call features. These bonds can provide added income given the level of risk, and can be less vulnerable to volatility should interest rates rise.

As we noted earlier, the Fed has tamped down short-term interest rates to an unprecedented degree, a policy that has understandably concerned shareholders in the California Tax-Exempt Money Market Fund. Despite the difficulties presented by near-zero yields, we have not altered our strategy of emphasizing investment in high-quality money market assets. At the same time, the low short-term rates have provided another source of debt-service savings to fiscally stressed state and local governments.

James M. D’Arcy, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 20, 2012

California Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2012

Financial Attributes
Ticker Symbol	VCTXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.05%
Average Weighted
Maturity	26 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratio was 0.15%. For the six months ended May 31, 2012, the annualized expense ratio was 0.15%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012
		CA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2002	1.33%	0.92%
2003	0.91	0.54
2004	1.05	0.60
2005	2.17	1.70
2006	3.24	2.78
2007	3.55	3.06
2008	2.21	1.81
2009	0.37	0.17
2010	0.11	0.01
2011	0.07	0.01
2012	0.02	0.00

7-day SEC yield (5/31/2012): 0.05% California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
California Tax-Exempt Money
Market Fund	6/1/1987	0.03%	1.02%	1.45%

See Financial Highlights for dividend information.

California Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (103.1%)
California (103.1%)
ABAG Finance Authority for
Nonprofit Corps. California Revenue
(Francis Parker School Project)
VRDO	0.170%	6/7/12 LOC	17,315	17,315
ABAG Finance Authority for
Nonprofit Corps. California Revenue
(Institute for Defense Analyses) VRDO	0.160%	6/7/12 LOC	11,945	11,945
ABAG Finance Authority for
Nonprofit Corps. California Revenue
(Lakeside Village Apartments) VRDO	0.140%	6/7/12 LOC	12,000	12,000
ABAG Finance Authority for
Nonprofit Corps. California Revenue
(Public Policy Institute) VRDO	0.180%	6/7/12 LOC	12,705	12,705
Anaheim CA Housing Finance Agency
Home Mortgage Revenue VRDO	0.180%	6/7/12 LOC	5,485	5,485
1 Anaheim CA Public Financing Authority
Lease Revenue (Anaheim Public
Improvements Project) TOB VRDO	0.170%	6/7/12 LOC	47,115	47,115
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB PUT	0.300%	1/23/13	9,865	9,865
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB VRDO	0.180%	6/7/12	43,340	43,340
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB VRDO	0.250%	6/7/12	5,000	5,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.130%	6/7/12 LOC	17,280	17,280
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.140%	6/7/12 LOC	87,500	87,500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.150%	6/7/12 LOC	8,000	8,000
Berkeley CA TRAN	2.000%	7/5/12	48,000	48,078
1 BlackRock MuniYield California Fund, Inc.
VRDP VRDO	0.300%	6/7/12 LOC	15,000	15,000

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	BlackRock MuniYield California Quality Fund, Inc.
	VRDP VRDO	0.300%	6/7/12 LOC	30,000	30,000
	Butte County CA TRAN	2.000%	6/29/12	5,000	5,006
1	California Department of Water Resources
	Water System Revenue (Central Valley Project)
	TOB VRDO	0.180%	6/7/12	4,100	4,100
	California Educational Facilities Authority Revenue
	(California Institute of Technology) VRDO	0.140%	6/7/12	55,800	55,800
	California Educational Facilities Authority Revenue
	(Stanford Hospital) CP	0.130%	7/18/12	10,000	10,000
1	California Educational Facilities Authority Revenue
	(Stanford Hospital) TOB VRDO	0.200%	6/7/12 LOC	5,800	5,800
	California Educational Facilities Authority Revenue
	(Stanford University) CP	0.240%	7/17/12	40,000	40,000
	California Educational Facilities Authority Revenue
	(Stanford University) CP	0.250%	7/17/12	1,200	1,200
	California Educational Facilities Authority Revenue
	(Stanford University) CP	0.250%	8/9/12	40,000	40,000
1	California Educational Facilities Authority Revenue
	(Stanford University) TOB PUT	0.270%	11/8/12	37,185	37,185
1	California Educational Facilities Authority Revenue
	(Stanford University) TOB VRDO	0.160%	6/7/12	4,450	4,450
1	California Educational Facilities Authority Revenue
	(Stanford University) TOB VRDO	0.200%	6/7/12	7,645	7,645
1	California Educational Facilities Authority Revenue
	(University of Southern California) TOB PUT	0.310%	8/16/12	15,035	15,035
1	California Educational Facilities Authority Revenue
	(University of Southern California) TOB VRDO	0.180%	6/7/12	4,135	4,135
	California GO VRDO	0.140%	6/1/12 LOC	6,525	6,525
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West) VRDO	0.160%	6/7/12 LOC	6,725	6,725
	California Health Facilities Financing Authority
	Revenue (Children’s Hospital of Orange County)
	VRDO	0.150%	6/7/12 LOC	21,700	21,700
	California Health Facilities Financing Authority
	Revenue (Children’s Hospital of Orange County)
	VRDO	0.150%	6/7/12 LOC	16,900	16,900
	California Health Facilities Financing Authority
	Revenue (Children’s Hospital of Orange County)
	VRDO	0.150%	6/7/12 LOC	50,000	50,000
[1,2]	California Health Facilities Financing Authority
	Revenue (Kaiser Foundation Hospitals) TOB PUT	0.220%	9/4/12 LOC	35,000	35,000
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services) VRDO	0.170%	6/7/12	64,400	64,400
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.110%	6/7/12 LOC	4,200	4,200
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.120%	6/7/12 LOC	12,715	12,715
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.140%	6/7/12	5,000	5,000
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.150%	6/7/12	12,210	12,210
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.180%	6/7/12	6,700	6,700

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.160%	6/7/12 LOC	5,030	5,030
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.160%	6/7/12 LOC	12,000	12,000
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.170%	6/7/12 LOC	24,500	24,500
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.170%	6/7/12 LOC	38,230	38,230
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.170%	6/7/12 LOC	6,895	6,895
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.160%	6/7/12 LOC	8,600	8,600
California Infrastructure & Economic Development
Bank Revenue (Academy of Motion Picture Arts
& Sciences Obligated Group) VRDO	0.150%	6/7/12 LOC	35,000	35,000
California Infrastructure & Economic Development
Bank Revenue (Academy of Sciences) VRDO	0.160%	6/1/12 LOC	10,325	10,325
California Infrastructure & Economic Development
Bank Revenue (American National Red Cross)
VRDO	0.150%	6/7/12 LOC	11,075	11,075
1 California Infrastructure & Economic Development
Bank Revenue (Bay Area Toll Bridges Seismic
Retrofit) TOB VRDO	0.200%	6/1/12 (ETM)	16,865	16,865
California Infrastructure & Economic Development
Bank Revenue (Buck Institute for Age Research)
VRDO	0.150%	6/7/12 LOC	28,100	28,100
California Infrastructure & Economic Development
Bank Revenue (JSerra Catholic High School
Project) VRDO	0.130%	6/7/12 LOC	22,860	22,860
California Infrastructure & Economic Development
Bank Revenue (Prinsco Inc. Project) VRDO	0.350%	6/7/12 LOC	6,200	6,200
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.220%	6/7/12 LOC	5,425	5,425
California Municipal Finance Authority Revenue
(Westmont College) VRDO	0.170%	6/7/12 LOC	13,500	13,500
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.160%	6/1/12 LOC	7,000	7,000
1 California Public Works Board Lease Revenue
(University of California) TOB VRDO	0.240%	6/7/12	6,655	6,655
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/1/12	20,000	20,000
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.170%	6/7/12	79,245	79,245
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.310%	6/7/12 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Knolls Apartments) VRDO	0.160%	6/7/12 LOC	12,715	12,715
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.160%	6/7/12 LOC	8,585	8,585

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.170%	6/7/12 LOC	5,800	5,800
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.150%	6/7/12 LOC	12,750	12,750
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	0.480%	6/1/12	12,500	12,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	0.480%	6/1/12	12,500	12,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.170%	6/7/12	13,700	13,700
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego) VRDO	0.140%	6/1/12 LOC	33,180	33,180
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego) VRDO	0.150%	6/7/12 LOC	25,000	25,000
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.160%	6/7/12 LOC	2,000	2,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.250%	6/7/12	13,200	13,200
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.250%	6/7/12	5,500	5,500
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.180%	6/7/12	2,175	2,175
1 Central Basin Municipal Water District California
COP TOB VRDO	0.250%	6/7/12 (4)	7,500	7,500
1 Cerritos CA Community College District GO
TOB VRDO	0.180%	6/7/12	7,845	7,845
1 Cerritos CA Community College District GO
TOB VRDO	0.200%	6/7/12	13,000	13,000
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.200%	6/7/12	6,000	6,000
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.310%	6/7/12	8,725	8,725
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.170%	6/7/12 LOC	18,970	18,970
1 Contra Costa CA Community College District
GO TOB VRDO	0.180%	6/7/12	5,110	5,110
1 Contra Costa CA Community College District
GO TOB VRDO	0.310%	6/7/12	5,200	5,200
1 Contra Costa CA Transportation Authority
Sales Tax Revenue TOB VRDO	0.180%	6/7/12	20,000	20,000
Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.170%	6/7/12 LOC	47,200	47,200
1 Desert CA Community College District GO
TOB VRDO	0.250%	6/7/12	11,000	11,000
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.180%	2/1/13	23,435	23,435
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.180%	6/1/12	12,200	12,200

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.230%	7/5/12	13,500	13,500
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.220%	7/9/12	26,300	26,300
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.230%	7/17/12	20,000	20,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.250%	7/23/12	20,800	20,800
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.250%	8/7/12	16,600	16,600
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.260%	9/12/12	20,000	20,000
2 East Bay CA Municipal Utility District Water
System Revenue PUT	0.180%	12/3/12	44,800	44,800
2 East Bay CA Municipal Utility District Water
System Revenue PUT	0.190%	3/1/13	49,200	49,200
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.180%	6/7/12	1,590	1,590
Eastern California Municipal Water District
Water & Sewer Revenue	2.000%	7/1/12	7,485	7,496
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.170%	6/7/12	11,600	11,600
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.170%	6/7/12 LOC	9,400	9,400
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.180%	6/7/12 LOC	4,250	4,250
Freemont CA Union High School District TRAN	3.000%	6/29/12	15,000	15,032
Fremont CA COP VRDO	0.150%	6/7/12 LOC	5,000	5,000
Fremont CA COP VRDO	0.150%	6/7/12 LOC	9,305	9,305
Fremont CA COP VRDO	0.150%	6/7/12 LOC	29,500	29,500
1 Fresno CA Unified School District Revenue
TOB VRDO	0.200%	6/7/12 LOC	8,380	8,380
Fresno County CA TRAN	3.000%	6/29/12	8,000	8,017
Garden Grove CA Housing Authority Multifamily
Housing Revenue (Valley View Senior
Villas Project) VRDO	0.180%	6/7/12 LOC	9,100	9,100
1 Grossmont CA Healthcare District Revenue
TOB VRDO	0.200%	6/7/12	8,600	8,600
Irvine CA Assessment District No. 05-21
Improvement Revenue VRDO	0.180%	6/1/12 LOC	37,645	37,645
Irvine CA Assessment District No. 89-10
Improvement Revenue (Northwest Irvine)
VRDO	0.180%	6/1/12 LOC	6,199	6,199
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.180%	6/1/12 LOC	19,104	19,104
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.180%	6/1/12 LOC	2,900	2,900
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.180%	6/1/12 LOC	5,200	5,200
2 Irvine CA Ranch Water District Revenue PUT	0.170%	3/1/13	10,000	10,000
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.160%	6/1/12 LOC	11,755	11,755
Livermore CA COP VRDO	0.150%	6/7/12 LOC	13,990	13,990

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Livermore CA Redevelopment Agency
Multi-Family Housing Revenue
(Richards Manor) VRDO	0.180%	6/7/12 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.380%	6/7/12	15,740	15,740
Long Beach CA Water Revenue CP	0.140%	6/5/12	11,000	11,000
1 Los Angeles CA Community College District
GO TOB VRDO	0.150%	6/7/12	3,500	3,500
1 Los Angeles CA Community College District
GO TOB VRDO	0.200%	6/7/12	5,200	5,200
1 Los Angeles CA Community College District
GO TOB VRDO	0.240%	6/7/12	9,575	9,575
1 Los Angeles CA Community College District
GO TOB VRDO	0.250%	6/7/12	16,130	16,130
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.170%	6/7/12 LOC	3,300	3,300
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.160%	6/7/12 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.150%	6/7/12	8,750	8,750
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.180%	6/7/12	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.200%	6/7/12	6,000	6,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.240%	6/7/12	7,975	7,975
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.240%	6/7/12	18,880	18,880
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.170%	6/7/12 LOC	10,255	10,255
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.180%	6/7/12	7,495	7,495
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.240%	6/7/12	5,450	5,450
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.240%	6/7/12	4,360	4,360
Los Angeles CA Department of Water &
Power Revenue VRDO	0.150%	6/1/12	23,200	23,200
Los Angeles CA Department of Water &
Power Revenue VRDO	0.160%	6/1/12	33,000	33,000
Los Angeles CA Department of Water &
Power Revenue VRDO	0.120%	6/7/12	40,500	40,500
Los Angeles CA Department of Water &
Power Revenue VRDO	0.130%	6/7/12	21,175	21,175
Los Angeles CA Department of Water &
Power Revenue VRDO	0.140%	6/7/12	55,000	55,000
Los Angeles CA Department of Water &
Power Revenue VRDO	0.140%	6/7/12	32,400	32,400
Los Angeles CA Department of Water &
Power Revenue VRDO	0.140%	6/7/12	12,000	12,000
Los Angeles CA Department of Water &
Power Revenue VRDO	0.150%	6/7/12	12,750	12,750
Los Angeles CA Harbor Department Revenue CP	0.220%	7/19/12	10,000	10,000

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Los Angeles CA Harbor Department Revenue
	TOB VRDO	0.180%	6/7/12	2,680	2,680
1	Los Angeles CA Harbor Department Revenue
	TOB VRDO	0.200%	6/7/12	5,395	5,395
	Los Angeles CA Multifamily Housing Revenue
	(Beverly Park Apartments) VRDO	0.160%	6/7/12 LOC	15,500	15,500
	Los Angeles CA Multifamily Housing Revenue
	(Fountain Park Project) VRDO	0.180%	6/7/12 LOC	40,000	40,000
	Los Angeles CA Multifamily Housing Revenue
	(Queen Portfolio Apartments Project) VRDO	0.170%	6/7/12 LOC	6,895	6,895
	Los Angeles CA Multifamily Housing Revenue
	(San Regis Project) VRDO	0.190%	6/7/12 LOC	23,600	23,600
1	Los Angeles CA Unified School District GO
	TOB VRDO	0.160%	6/7/12	9,040	9,040
1	Los Angeles CA Unified School District GO
	TOB VRDO	0.180%	6/7/12	9,995	9,995
1	Los Angeles CA Unified School District GO
	TOB VRDO	0.180%	6/7/12	6,660	6,660
1	Los Angeles CA Wastewater System Revenue
	TOB VRDO	0.180%	6/7/12	25,000	25,000
1	Los Angeles CA Wastewater System Revenue
	TOB VRDO	0.180%	6/7/12	7,500	7,500
	Los Angeles CA Wastewater System Revenue
	VRDO	0.170%	6/7/12 LOC	1,390	1,390
[1,2]	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue
	TOB PUT	0.220%	8/1/12 LOC	30,000	30,000
1	Los Angeles County CA Sanitation Districts
	Financing Authority Capital Projects Revenue
	TOB VRDO	0.170%	6/7/12 LOC	10,465	10,465
1	Los Angeles County CA Unified School District
	GO TOB VRDO	0.180%	6/7/12	5,000	5,000
	Manteca CA Redevelopment Agency Tax
	Allocation Revenue VRDO	0.210%	6/1/12 LOC	22,745	22,745
2	Metropolitan Water District of Southern
	California Revenue PUT	0.180%	7/9/12	15,000	15,000
1	Metropolitan Water District of Southern
	California Revenue TOB VRDO	0.180%	6/7/12	6,435	6,435
1	Metropolitan Water District of Southern
	California Revenue TOB VRDO	0.180%	6/7/12	5,000	5,000
	Metropolitan Water District of Southern
	California Revenue VRDO	0.160%	6/7/12	11,700	11,700
	Metropolitan Water District of Southern
	California Revenue VRDO	0.170%	6/7/12	26,900	26,900
	Mission Viejo CA Community Development
	Financing Authority Revenue (Mission Viejo
	Mall Improvement) VRDO	0.160%	6/7/12 LOC	23,900	23,900
	Newport Beach CA Revenue (Hoag Memorial
	Hospital Presbyterian) VRDO	0.160%	6/7/12 LOC	12,500	12,500
1	Nuveen California Investment Quality
	Municipal Fund VRDP VRDO	0.300%	6/7/12 LOC	18,000	18,000
1	Nuveen California Performance Plus
	Municipal Fund VRDP VRDO	0.300%	6/7/12 LOC	15,000	15,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Nuveen California Quality Income
Municipal Fund VRDP VRDO	0.300%	6/7/12 LOC	26,000	26,000
Nuveen Insured California AMT-Free
Municipal Income Fund VRDP VRDO	0.300%	6/7/12 LOC	27,000	27,000
1 Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)
TOB VRDO	0.170%	6/7/12 LOC	13,710	13,710
Oakland-Alameda County CA Coliseum Authority
Lease Revenue (Oakland Coliseum Project)
VRDO	0.160%	6/7/12 LOC	64,100	64,100
Orange County CA Apartment Development
Revenue VRDO	0.140%	6/7/12 LOC	41,300	41,300
Orange County CA Apartment Development
Revenue VRDO	0.180%	6/7/12 LOC	9,550	9,550
1 Orange County CA Sanitation District COP
TOB VRDO	0.200%	6/7/12	10,925	10,925
Orange County CA Sanitation District COP VRDO	2.000%	11/9/12	71,605	72,163
Orange County CA Teeter Plan CP	0.190%	7/10/12 LOC	20,000	20,000
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project) VRDO	0.210%	6/1/12 LOC	38,255	38,255
Riverside County CA Industrial Development
Authority Empowerment Zone Facility Revenue
(Guy Evans Inc. Project) VRDO	0.170%	6/7/12 LOC	5,135	5,135
Riverside County CA Public Facility Project
COP VRDO	0.170%	6/7/12 LOC	9,200	9,200
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.160%	6/7/12	9,275	9,275
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.160%	6/7/12	10,225	10,225
Sacramento CA Municipal Utility District
Revenue VRDO	0.150%	6/7/12 LOC	1,200	1,200
Sacramento CA Municipal Utility District
Revenue VRDO	0.150%	6/7/12 LOC	16,400	16,400
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.170%	6/7/12 LOC	12,300	12,300
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.170%	6/7/12 LOC	10,200	10,200
Sacramento County CA Sanitation Districts
Financing Authority Revenue VRDO	0.160%	6/7/12 LOC	5,000	5,000
1 San Bernardino CA Community College
District GO TOB VRDO	0.190%	6/7/12	7,500	7,500
1 San Bernardino CA Community College
District GO TOB VRDO	0.250%	6/7/12	44,345	44,345
San Bernardino County CA TRAN	2.000%	6/29/12	25,000	25,033
San Diego CA Community College District GO	1.500%	8/1/12	6,050	6,062
1 San Diego CA Community College District GO
TOB VRDO	0.150%	6/7/12	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.180%	6/7/12	5,000	5,000
1 San Diego CA Community College District GO
TOB VRDO	0.180%	6/7/12	5,000	5,000
1 San Diego CA Community College District GO
TOB VRDO	0.200%	6/7/12	4,100	4,100

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Diego CA County TRAN	2.000%	6/29/12	15,000	15,020
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments Project)
VRDO	0.160%	6/7/12 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.160%	6/7/12 LOC	32,440	32,440
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.180%	6/7/12	10,310	10,310
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.180%	6/7/12	7,495	7,495
1 San Diego CA Unified School District GO
TOB PUT	0.360%	8/16/12	26,190	26,190
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.150%	6/7/12	8,925	8,925
1 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.180%	6/7/12	9,500	9,500
1 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.180%	6/7/12	6,840	6,840
1 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.180%	6/7/12	4,825	4,825
1 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.180%	6/7/12	10,100	10,100
1 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.280%	6/7/12	6,500	6,500
1 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.280%	6/7/12	6,100	6,100
1 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.280%	6/7/12	9,800	9,800
San Diego County CA Water Authority
Revenue CP	0.190%	7/5/12	14,000	14,000
San Diego County CA Water Authority
Revenue CP	0.180%	7/9/12	15,900	15,900
San Diego County CA Water Authority
Revenue CP	0.220%	9/6/12	14,000	14,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.180%	6/7/12	13,595	13,595
1 San Francisco CA City & County
(Laguna Honda Hospital) GO TOB VRDO	0.240%	6/7/12	6,700	6,700
San Francisco CA City & County Airport
Commission International Airport Revenue
VRDO	0.170%	6/7/12 LOC	8,000	8,000
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.150%	6/7/12 LOC	46,145	46,145
San Francisco CA City & County GO	2.000%	6/15/12	7,250	7,255
San Francisco CA City & County International
Airport Revenue VRDO	0.170%	6/7/12 LOC	5,000	5,000
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.180%	6/7/12	6,900	6,900
San Francisco CA City & County Redevelopment
Agency Multifamily Housing Revenue
(Third & Mission Streets) VRDO	0.170%	6/7/12 LOC	40,000	40,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Francisco CA City & County Unified
School District TRAN	2.000%	6/29/12	10,000	10,013
San Jose CA Financing Authority Lease
Revenue CP	0.160%	6/13/12 LOC	27,068	27,068
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.190%	6/7/12 (13)	21,360	21,360
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.160%	6/7/12 LOC	16,400	16,400
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.190%	6/7/12 LOC	10,000	10,000
1 San Jose CA Unified School District Santa
Clara County GO TOB VRDO	0.180%	6/7/12	7,310	7,310
1 San Marcos CA Public Facilities Authority
Tax Allocation Revenue TOB VRDO	0.170%	6/1/12 LOC	3,100	3,100
1 San Mateo County CA Community College
District GO TOB VRDO	0.180%	6/7/12	4,315	4,315
Santa Barbara County CA TRAN	2.000%	6/29/12	11,000	11,015
Santa Clara County CA El Camino Hospital
District Facilities Authority Revenue
(Valley Medical Center Project) VRDO	0.170%	6/7/12 LOC	12,600	12,600
Santa Clara County CA El Camino Hospital
District Facilities Authority Revenue
(Valley Medical Center Project) VRDO	0.170%	6/7/12 LOC	11,850	11,850
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.130%	6/7/12	6,285	6,285
1 Sequoia CA Unified School District GO TOB
VRDO	0.180%	6/7/12	5,860	5,860
Sequoia CA Union High School District TRAN	3.000%	7/5/12	13,000	13,033
1 Sonoma County CA Junior College District GO
TOB VRDO	0.170%	6/7/12	30,675	30,675
South Placer CA Wastewater Authority Revenue
VRDO	0.130%	6/7/12 LOC	8,000	8,000
Southern California Public Power Authority
Revenue (Mead-Adelanto Project) VRDO	0.180%	6/1/12	30,100	30,100
1 Sunnyvale CA Wastewater Revenue TOB VRDO	0.200%	6/7/12	4,220	4,220
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.500%	6/1/12 (Prere.)	4,900	4,900
1 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) TOB VRDO	0.200%	6/7/12 LOC	5,200	5,200
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.160%	6/7/12 LOC	9,100	9,100
University of California Regents CP	0.130%	6/6/12	10,000	10,000
University of California Regents CP	0.200%	6/7/12	24,000	24,000
University of California Regents Medical
Center Revenue VRDO	0.150%	6/1/12	25,305	25,305
University of California Revenue	5.000%	5/15/13 (14)	5,460	5,710
1 University of California Revenue TOB VRDO	0.200%	6/1/12	5,200	5,200
1 University of California Revenue TOB VRDO	0.150%	6/7/12	10,875	10,875
1 University of California Revenue TOB VRDO	0.180%	6/7/12	1,890	1,890
1 University of California Revenue TOB VRDO	0.180%	6/7/12	3,470	3,470
1 University of California Revenue TOB VRDO	0.180%	6/7/12	6,000	6,000
1 University of California Revenue TOB VRDO	0.180%	6/7/12	3,495	3,495
1 University of California Revenue TOB VRDO	0.180%	6/7/12	15,195	15,195
1 University of California Revenue TOB VRDO	0.240%	6/7/12	7,300	7,300

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	University of California Revenue TOB VRDO	0.240%	6/7/12	6,655	6,655
1	University of California Revenue TOB VRDO	0.240%	6/7/12	12,010	12,010
1	University of California Revenue TOB VRDO	0.250%	6/7/12	5,000	5,000
	Ventura CA Public Financing Authority
	Lease Revenue CP	0.210%	8/10/12 LOC	5,000	5,000
	Ventura County CA Community College
	District GO	5.000%	8/1/12 (Prere.)	8,835	8,994
	Ventura County CA TRAN	2.250%	6/29/12	35,315	35,368
	Westlands CA Water District COP VRDO	0.150%	6/7/12 LOC	25,700	25,700
	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital) VRDO	0.140%	6/7/12 LOC	4,900	4,900
	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital) VRDO	0.150%	6/7/12 LOC	9,200	9,200
					4,090,216
Total Tax-Exempt Municipal Bonds (Cost $4,090,216)					4,090,216
Other Assets and Liabilities (-3.1%)
Other Assets					30,394
Liabilities					(155,246)
					(124,852)
Net Assets (100%)
Applicable to 3,964,820,464 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					3,965,364
Net Asset Value Per Share					$1.00

At May 31, 2012, net assets consisted of:
					Amount
					($000)
Paid-in Capital					3,965,360
Undistributed Net Investment Income					—
Accumulated Net Realized Gains					4
Net Assets					3,965,364

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $1,116,680,000, representing 28.2% of net assets.
2 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	3,642
Total Income	3,642
Expenses
The Vanguard Group—Note B
Investment Advisory Services	352
Management and Administrative	2,237
Marketing and Distribution	647
Custodian Fees	24
Shareholders’ Reports	11
Trustees’ Fees and Expenses	2
Total Expenses	3,273
Expense Reduction—Note B	(287)
Net Expenses	2,986
Net Investment Income	656
Realized Net Gain (Loss) on Investment Securities Sold	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	654

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	656	2,969
Realized Net Gain (Loss)	(2)	26
Net Increase (Decrease) in Net Assets Resulting from Operations	654	2,995
Distributions
Net Investment Income	(656)	(2,969)
Realized Capital Gain	—	—
Total Distributions	(656)	(2,969)
Capital Share Transactions (at $1.00)
Issued	1,330,596	2,863,192
Issued in Lieu of Cash Distributions	625	2,862
Redeemed	(1,497,099)	(3,344,624)
Net Increase (Decrease) from Capital Share Transactions	(165,878)	(478,570)
Total Increase (Decrease)	(165,880)	(478,544)
Net Assets
Beginning of Period	4,131,244	4,609,788
End of Period	3,965,364	4,131,244

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0002	.001	.001	.004	.022	.035
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0002	.001	.001	.004	.022	.035
Distributions
Dividends from Net Investment Income	(.0002)	(.001)	(.001)	(.004)	(.022)	(.035)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0002)	(.001)	(.001)	(.004)	(.022)	(.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.02%	0.07%	0.11%	0.37%	2.21%	3.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,965	$4,131	$4,610	$5,355	$7,506	$8,623
Ratio of Expenses to
Average Net Assets	0.15%[2]	0.16%[2]	0.17%	0.17%[3]	0.11%[3]	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.07%	0.11%	0.39%	2.19%	3.49%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2012 and 0.17% for 2011. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $580,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

For the period ended May 31, 2012, Vanguard’s management and administrative expenses were reduced by $287,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

California Tax-Exempt Money Market Fund

At May 31, 2012, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2012

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VCAIX		VCADX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	1.79%		1.87%

Financial Attributes

		Barclays
		Muni	Barclays
		CA IT	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	871	1,506	46,824
Yield to Maturity
(before expenses)	2.0%	2.6%	2.4%
Average Coupon	4.2%	4.8%	4.9%
Average Duration	5.1 years	4.9 years	7.3 years
Average Effective
Maturity	5.4 years	5.5 years	5.7 years
Short-Term
Reserves	9.2%	—	—

Volatility Measures
		Barclays
	Barclays Muni	Municipal
	CA IT	Bond
	Bond Index	Index
R-Squared	0.88	0.98
Beta	0.90	1.02
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		14.8%
1 - 3 Years		15.1
3 - 5 Years		16.5
5 - 10 Years		45.0
10 - 20 Years		8.1
20 - 30 Years		0.5

Distribution by Credit Quality (% of portfolio)
AAA		9.5%
AA		52.0
A		32.5
BBB		4.4
BB		0.2
B		0.8
Not Rated		0.6
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012
				Barclays Muni
				CA IT
			Investor Shares	Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.35%	1.53%	5.88%	6.30%
2003	4.12	1.66	5.78	5.62
2004	3.93	-1.52	2.41	4.05
2005	3.90	-1.79	2.11	2.37
2006	4.12	1.28	5.40	5.07
2007	3.99	-1.53	2.46	3.84
2008	3.79	-6.50	-2.71	1.84
2009	4.19	6.37	10.56	9.03
2010	3.79	0.64	4.43	6.89
2011	3.88	2.29	6.17	6.79
2012	1.76	4.03	5.79	5.13
Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/4/1994	11.30%	4.80%	3.99%	0.66%	4.65%
Admiral Shares	11/12/2001	11.39	4.88	4.06	0.66	4.72

See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
California (100.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.270%	6/1/12 LOC	8,770	8,770
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	2,993
ABAG Finance Authority for Nonprofit Corps.
California Revenue (San Francisco Friends)
VRDO	0.250%	6/7/12 LOC	2,800	2,800
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,098
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	1,000	1,121
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	400	443
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	1,120	1,359
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/14 (2)	325	306
Alameda CA Corridor Transportation
Authority Revenue	5.125%	10/1/14 (14)	10,150	10,188
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/16 (2)	4,305	3,798
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/20 (2)	12,250	8,549
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/29 (2)	30,000	11,230
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	8,000	2,810
Alameda County CA (Medical Center Project) COP	5.250%	6/1/12 (ETM)	1,595	1,595
Alameda County CA (Medical Center Project) COP	5.250%	6/1/13 (ETM)	1,785	1,865
Alameda County CA (Medical Center Project) COP	5.375%	6/1/14 (ETM)	1,880	1,985
Alameda County CA (Medical Center Project) COP	5.375%	6/1/15 (ETM)	3,960	4,181
Alameda County CA COP	5.375%	12/1/12 (14)	11,000	11,117
Alameda County CA COP	5.375%	12/1/13 (14)	13,930	14,079
Alameda County CA COP	5.375%	12/1/14 (14)	4,790	4,841
Alameda County CA COP	5.375%	12/1/15 (14)	1,500	1,516
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,749

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	4,425	5,063
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	4,660	5,286
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	5,175	5,762
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	5,450	6,026
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,506
Anaheim CA Union High School District GO	5.375%	8/1/12 (Prere.)	1,250	1,261
Antioch CA Public Financing Authority
Reassessment Revenue	5.000%	9/2/13 (2)	4,445	4,454
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	8,496
Bakersfield CA Wastewater Revenue VRDO	0.170%	6/7/12	5,600	5,600
Bay Area CA Infrastructure Financing
Authority Revenue	5.000%	8/1/17 (14)	50,000	50,310
Bay Area CA Infrastructure Financing
Authority Revenue	5.000%	8/1/17 (10)	5,000	5,214
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	5,665	6,729
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23	11,625	13,241
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	3,000	3,402
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	10,000	11,327
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/29	11,280	13,300
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	3,000	3,408
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.150%	6/7/12 LOC	7,100	7,100
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/12 (2)	3,540	3,599
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/13 (2)	4,615	4,819
Cabrillo CA Community College District Revenue	0.000%	8/1/13 (14)	2,590	2,576
Cabrillo CA Community College District Revenue	0.000%	8/1/14 (14)	2,655	2,602
1 Cabrillo CA Community College District Revenue
TOB VRDO	0.200%	6/7/12	5,305	5,305
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	13,390	12,481
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/13	1,185	1,237
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	15,000	16,955
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,835
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	17,000	19,839
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	29,865
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	14,600	17,441

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	5,475	6,668
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	2,525	3,075
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	21,862
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,508
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	24,307
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	18,000	22,524
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	3,660	4,580
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	22,890	28,643
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,499
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	50,000	58,748
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	8,168
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	6,149
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	17,144
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,825	13,216
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/12 (ETM)	90	92
2 California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/13	7,000	7,391
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/14 (Prere.)	180	201
2 California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/20	1,250	1,562
2 California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/21	5,645	7,118
2 California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/22	6,000	7,616
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/24	5,000	5,925
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/26	8,565	10,230
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/26 (14)	3,355	3,670
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/27	8,800	10,396
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/27	3,900	4,757
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/28	3,350	4,051
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/28	4,505	5,475
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/29	3,530	4,249

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/29	4,640	5,616
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/30	2,720	3,261
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.250%	12/1/30	1,850	2,231
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/31	3,910	4,666
California Economic Recovery Bonds GO	5.250%	7/1/13	20,000	21,047
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,385	3,734
California Economic Recovery Bonds GO	5.250%	7/1/14	11,615	12,742
California Economic Recovery Bonds GO	5.000%	7/1/18	29,770	36,153
California Economic Recovery Bonds GO	5.000%	7/1/19	32,330	39,821
California Economic Recovery Bonds GO	5.000%	7/1/20	43,810	53,029
California Economic Recovery Bonds GO	5.250%	7/1/21	45,385	55,114
California Economic Recovery Bonds GO	5.000%	7/1/22	16,280	18,631
California Educational Facilities Authority
Revenue (Chapman University) VRDO	0.220%	6/1/12 LOC	8,410	8,410
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/14	360	384
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/15	380	415
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	446
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	10,000	13,111
California GO	5.000%	3/1/13	20,640	21,374
California GO	5.000%	10/1/14	2,000	2,199
California GO	5.000%	11/1/14	1,390	1,532
California GO	5.000%	3/1/15	1,000	1,108
California GO	5.000%	4/1/15	15,400	17,103
California GO	5.000%	12/1/15	1,470	1,582
California GO	5.000%	4/1/17	11,000	12,863
California GO	5.250%	2/1/18 (14)	8,000	9,567
California GO	6.000%	2/1/18 (2)	6,240	7,730
California GO	5.000%	3/1/18	1,850	2,191
California GO	5.500%	4/1/18	20,000	24,284
3 California GO	1.080%	5/1/18	9,000	9,000
California GO	5.000%	8/1/18	1,895	2,177
California GO	5.000%	10/1/18	20,000	23,966
California GO	5.000%	10/1/18	14,095	16,890
California GO	5.500%	4/1/19	11,245	13,870
California GO	5.000%	5/1/19	10,000	11,180
California GO	5.000%	8/1/19	30,000	33,805
California GO	5.000%	10/1/19 (14)	14,800	16,685
California GO	5.000%	10/1/19	21,000	25,401
California GO	5.250%	2/1/20	7,500	9,124
California GO	5.000%	3/1/20	55,285	61,109
California GO	5.000%	8/1/20	14,890	17,192
California GO	5.000%	9/1/20	9,970	12,043
California GO	5.000%	3/1/21	2,250	2,655
California GO	5.000%	4/1/21	2,240	2,692
California GO	5.500%	4/1/21	2,000	2,431
California GO	5.000%	10/1/21	2,575	3,107
California GO	5.000%	2/1/22	8,125	9,791
California GO	5.000%	6/1/22	12,000	13,294

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	5.250%	9/1/22	10,000	12,333
California GO	5.000%	9/1/23	12,120	13,632
California GO	5.000%	10/1/23	12,500	14,085
California GO	5.000%	12/1/23	7,500	8,687
California GO	5.000%	3/1/24	3,000	3,442
California GO	5.000%	8/1/24	10,100	11,365
California GO	5.000%	8/1/24 (4)	31,275	34,551
California GO	5.000%	10/1/24	13,440	15,000
California GO	5.000%	11/1/24	5,000	5,778
California GO	5.000%	11/1/24	6,000	6,858
California GO	5.000%	12/1/24	2,000	2,289
California GO	5.125%	3/1/25	2,000	2,281
California GO	5.000%	8/1/25	10,000	11,184
California GO	5.000%	11/1/25	1,500	1,722
California GO	5.000%	12/1/25	21,015	23,882
California GO	5.000%	3/1/26	5,000	5,451
California GO	5.000%	3/1/26	5,000	5,645
California GO	5.000%	4/1/26	27,480	31,056
California GO	5.000%	11/1/26	7,500	8,538
California GO	5.000%	4/1/27	24,285	27,263
California GO	5.750%	4/1/27	31,455	36,996
California GO	4.500%	8/1/27	6,000	6,419
California GO	5.250%	10/1/27	5,000	5,812
California GO	5.000%	3/1/28	10,855	11,499
California GO	5.750%	4/1/28	30,000	35,082
California GO	5.000%	6/1/28	10,005	10,790
California GO	5.250%	9/1/28	6,000	6,926
California GO	5.000%	9/1/29	6,000	6,736
California GO	5.250%	3/1/30	20,000	23,031
California GO	4.500%	8/1/30	11,000	11,615
California GO	5.000%	9/1/30	10,000	11,184
California GO	5.000%	3/1/31	5,535	5,908
California GO	5.750%	4/1/31	30,000	35,001
California GO	6.000%	3/1/33	12,000	14,454
California GO	5.125%	4/1/33	6,550	7,028
California GO	6.500%	4/1/33	20,000	24,322
1 California GO TOB VRDO	0.230%	6/1/12	16,245	16,245
California GO VRDO	0.150%	6/7/12 LOC	2,400	2,400
California GO VRDO	0.170%	6/7/12 LOC	30,000	30,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/16	2,170	2,223
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/19	1,025	1,045
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist Homes)	5.000%	7/1/26	1,740	1,816
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,175
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,604
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,460
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,424
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,000	5,600

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	22,662
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,414
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,250	5,005
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	8,000	8,032
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,680
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	39,000	42,547
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,406
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,254
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	5,108
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,208
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,543
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,396
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	6.250%	11/1/29	5,000	5,970
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	5.000%	11/1/31	2,000	2,193
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.150%	6/7/12 LOC	5,200	5,200
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,630	2,779
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,515	2,657
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,245	2,372
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,280	2,409
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	4.000%	8/15/19	500	573
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/21	800	971
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/22	500	607
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	3.000%	10/1/14	550	582
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,591

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,719
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,216
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	2,063
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/20	1,000	1,215
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,000	1,142
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,216
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,526
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,000	2,431
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,892
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,834
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/24	3,000	3,618
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/28	4,000	4,734
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.500%	8/15/26	6,000	6,830
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	2,115	2,255
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,982
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,622
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	882
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	980
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,349
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,122
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.110%	6/7/12 LOC	3,800	3,800
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	11,550
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,287
1 California Health Facilities Financing Authority
Revenue (St. Joseph Health System) TOB VRDO	0.250%	6/7/12	15,000	15,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	6,275	6,702
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	3,000	3,204
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	2,715	2,900
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,434

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,566
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,226
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,682
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,568
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,319
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,621
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	4,500	5,188
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,994
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.180%	6/7/12	17,660	17,660
California Infrastructure & Economic
Development Bank Revenue
(American National Red Cross) VRDO	0.150%	6/7/12 LOC	3,500	3,500
1 California Infrastructure & Economic
Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit)
TOB VRDO	0.200%	6/1/12 (ETM)	61,730	61,730
California Infrastructure & Economic
Development Bank Revenue
(Buck Institute for Age Research) VRDO	0.150%	6/7/12 LOC	3,700	3,700
California Infrastructure & Economic
Development Bank Revenue
(Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,540
California Infrastructure & Economic
Development Bank Revenue
(J. Paul Getty Trust)	4.000%	10/1/15	1,400	1,563
3 California Infrastructure & Economic
Development Bank Revenue
(J. Paul Getty Trust) PUT	0.680%	4/1/14	5,000	5,000
California Infrastructure & Economic
Development Bank Revenue
(Science Center Phase II Project)	5.000%	5/1/18 (14)	1,785	1,887
California Infrastructure & Economic
Development Bank Revenue
(Science Center Phase II Project)	5.000%	5/1/19 (14)	1,040	1,089
California Infrastructure & Economic
Development Bank Revenue
(Science Center Phase II Project)	5.000%	5/1/21 (14)	1,145	1,181
California Infrastructure & Economic
Development Bank Revenue
(SRI International) VRDO	0.170%	6/7/12 LOC	4,280	4,280
California Infrastructure & Economic
Development Bank Revenue
(SRI International) VRDO	0.170%	6/7/12 LOC	4,900	4,900
California Infrastructure & Economic
Development Bank Revenue
(State Revolving Fund)	5.000%	10/1/29	7,000	7,448

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Infrastructure & Economic
Development Bank Revenue
(Workers’ Compensation Relief)	5.250%	10/1/13 (2)	18,000	19,092
California Infrastructure & Economic
Development Bank Revenue
(Workers’ Compensation Relief)	5.250%	10/1/14 (2)	25,815	27,408
California Municipal Finance Authority
(Community Hospitals of Central
California Obligated Group) COP	5.375%	2/1/29	16,600	17,418
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/16	1,000	1,099
California Municipal Finance Authority
Revenue (University of La Verne)	4.750%	6/1/18	2,325	2,540
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/19	2,375	2,630
California Pollution Control Financing
Authority Environmental Improvement
Revenue (BP West Coast Products
LLC Project) PUT	2.600%	9/2/14	13,550	14,101
California Pollution Control Financing
Authority Revenue (Pacific Gas &
Electric Co.) VRDO	0.160%	6/1/12 LOC	10,400	10,400
California Pollution Control Financing
Authority Revenue (San Diego Gas &
Electric Co.)	5.900%	6/1/14 (14)	17,135	18,870
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	4,208
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/12 (14)	10,625	10,870
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	12/1/13 (Prere.)	10,000	10,775
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	12/1/13 (Prere.)	10,000	10,775
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	4,321
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/18 (2)	27,790	30,883
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/21	3,975	4,316
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	5,000	5,852
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	5,210	6,097
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,846
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,870
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/15	1,500	1,638
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/17	8,000	8,687
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/18	5,000	5,419
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,661

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,432
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,433
California Public Works Board Lease Revenue
(Regents of The University of California)	5.500%	6/1/14	5,140	5,355
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/18 (14)	10,310	12,327
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (14)	7,670	9,362
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/25	5,765	6,264
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/26 (14)	9,010	10,070
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,677
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,765
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/13	2,000	2,124
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,745	5,197
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	7,314
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,668
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,865
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	5,400	6,659
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	2,645	3,223
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,805
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/31	5,000	5,636
California State University Revenue Systemwide	5.375%	5/1/13 (Prere.)	5,390	5,642
California State University Revenue Systemwide	5.000%	11/1/20	5,000	6,167
California State University Revenue Systemwide	5.000%	11/1/22 (2)	18,440	20,542
California State University Revenue Systemwide	5.000%	11/1/24	8,690	9,797
California State University Revenue Systemwide	5.000%	11/1/24	2,915	3,480
California State University Revenue Systemwide	5.000%	11/1/25	11,820	13,227
California State University Revenue Systemwide	5.000%	11/1/26	12,530	13,955
California State University Revenue Systemwide	5.000%	11/1/27	5,000	5,541
California State University Revenue Systemwide	5.000%	11/1/27	5,740	6,681
1 California State University Revenue
Systemwide TOB VRDO	0.280%	6/7/12 (12)	5,000	5,000
California Statewide Communities Development
Authority Health Facility Revenue
(Adventist Health System/West)	5.000%	3/1/25	14,975	16,273
California Statewide Communities Development
Authority Health Facility Revenue
(Memorial Health Services)	6.000%	4/1/13 (Prere.)	7,780	8,154
California Statewide Communities Development
Authority Health Facility Revenue
(Memorial Health Services)	6.000%	4/1/13 (Prere.)	5,335	5,592

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Health Facility Revenue
(Memorial Health Services)	6.000%	4/1/13 (Prere.)	6,920	7,253
California Statewide Communities Development
Authority Health Facility Revenue
(Memorial Health Services)	6.000%	4/1/13 (Prere.)	10,000	10,481
California Statewide Communities Development
Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	4.250%	11/1/16 (3)	25,000	27,789
California Statewide Communities Development
Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	4.250%	11/1/16 (3)	15,000	16,673
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	10,000	11,227
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/13	1,250	1,296
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	5,155	5,400
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	1,995	2,079
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	6,190	6,754
California Statewide Communities Development
Authority Revenue (Institute for Defense
Analyses) VRDO	0.190%	6/7/12 (2)LOC	3,365	3,365
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,200	3,546
2 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,000	6,971
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,645
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.125%	6/1/13 (2)	1,530	1,533
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.250%	6/1/14 (2)	1,610	1,614
California Statewide Communities Development
Authority Revenue (Proposition 1A Receivables
Program)	5.000%	6/15/13	28,000	29,352
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/20 (14)	2,440	2,651
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego)	5.000%	8/15/23 (14)	5,285	5,869
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.160%	6/7/12 LOC	7,100	7,100
California Statewide Communities Development
Authority Revenue (Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	5,168

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (St. Joseph Health System)	4.500%	7/1/18 (4)	12,045	12,976
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,646
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.250%	6/7/12	4,038	4,038
California Statewide Communities Development
Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.000%	11/15/29	2,000	2,257
California Statewide Communities Development
Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.500%	5/15/26	5,000	5,380
California Statewide Communities Development
Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.125%	5/15/31	7,000	7,377
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,444
Central Valley CA Financing Authority
Cogeneration Project Revenue
(Carson Ice-Gen Project)	5.000%	7/1/17	1,000	1,154
Central Valley CA Financing Authority
Cogeneration Project Revenue
(Carson Ice-Gen Project)	5.000%	7/1/19	765	906
Central Valley CA Financing Authority
Cogeneration Project Revenue
(Carson Ice-Gen Project)	5.250%	7/1/20	1,025	1,235
Cerritos CA Community College District GO	0.000%	8/1/20	500	379
Cerritos CA Community College District GO	0.000%	8/1/22	500	337
Cerritos CA Community College District GO	0.000%	8/1/23	500	315
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.200%	6/7/12	3,000	3,000
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,167
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,645	1,747
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,460	1,551
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,295	1,375
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	16,651
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,437
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,479
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,175
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	655
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	778
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	843
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	772
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	627
Culver City CA Redevelopment Agency
Tax Allocation Revenue	5.375%	11/1/16 (4)	3,260	3,272
1 Desert CA Community College District
GO TOB VRDO	0.250%	6/7/12	3,700	3,700
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/30	2,005	2,366
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/31	16,020	18,794
1 East Bay CA Municipal Utility District
Water System Revenue TOB VRDO	0.150%	6/7/12	4,960	4,960

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	5,152
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/26	5,245	5,891
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/27	6,220	6,958
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/28	1,000	1,115
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.150%	6/7/12	2,200	2,200
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,477
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,971
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,475	3,574
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,593
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,935
Foothill/Eastern Corridor Agency California
Toll Road Revenue	5.250%	1/15/13 (14)	5,000	5,004
Foothill/Eastern Corridor Agency California
Toll Road Revenue	5.375%	1/15/15 (14)	5,000	5,003
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	947
1 Fresno CA Sewer Revenue TOB VRDO	0.200%	6/7/12 (12)	5,170	5,170
Fresno County CA TRAN	3.000%	6/29/12	20,000	20,044
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	1,930	2,021
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	5,000	5,260
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	7,530	7,922
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	53,600	55,616
Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	25,170	27,037
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	31,715	26,007
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	20,000	14,941
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,491
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	3,060
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	8,150
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	10,503
Huntington Beach CA Union High School
District GO	5.000%	8/1/27 (4)	3,530	3,784
Inland Empire Tobacco Securitization Authority
California Revenue	4.625%	6/1/21	8,295	7,268
Intermodal Container Transfer Facility Joint
Power Authority California Revenue
(Union Pacific Railroad Co.)	5.125%	11/1/12 (2)	2,540	2,589
Intermodal Container Transfer Facility Joint
Power Authority California Revenue
(Union Pacific Railroad Co.)	5.125%	11/1/13 (2)	1,870	1,984

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Irvine CA Assessment District No. 05-21
Improvement Revenue VRDO	0.180%	6/1/12 LOC	12,700	12,700
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.180%	6/1/12 LOC	4,100	4,100
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.600%	9/2/15 (2)	2,515	2,531
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.700%	9/2/16 (2)	2,605	2,621
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.180%	6/1/12 LOC	3,800	3,800
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.180%	6/1/12 LOC	2,835	2,835
Irvine CA Ranch Water District Revenue VRDO	0.180%	6/1/12 LOC	4,100	4,100
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	9,058
Kings River Conservation District California COP	5.000%	5/1/13	2,315	2,397
Kings River Conservation District California COP	5.000%	5/1/14	3,500	3,737
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	2,935
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,925
Loma Linda CA Hospital Revenue
(Loma Linda University)	5.000%	12/1/18	8,665	8,993
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	6,380	2,877
Long Beach CA Finance Authority Lease Revenue	6.000%	11/1/17 (2)	3,235	3,479
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,000	3,314
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.723%	11/15/25	16,845	13,438
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.743%	11/15/26	10,025	7,876
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,752
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	10,000	11,299
Los Angeles CA Community College District GO	5.000%	8/1/24	6,500	7,542
Los Angeles CA Community College District GO	5.000%	8/1/25	5,000	5,748
Los Angeles CA Community College District GO	5.500%	8/1/25	5,000	5,958
Los Angeles CA Community College District GO	5.000%	8/1/27	4,250	4,835
Los Angeles CA Community College District GO	5.000%	8/1/27	6,960	7,972
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,530
Los Angeles CA Community College District GO	5.000%	8/1/32	5,000	5,547
Los Angeles CA COP	5.000%	6/11/12 (Prere.)	1,950	1,953
Los Angeles CA COP	5.000%	6/11/12 (Prere.)	1,725	1,727
Los Angeles CA COP	5.000%	6/11/12 (Prere.)	1,560	1,562
Los Angeles CA COP	5.000%	6/11/12 (Prere.)	1,435	1,437
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/13 (14)	10,500	10,960
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	4,000	4,504
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/25	3,000	3,394
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	4,000	4,667
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,690
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,932
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,628

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,056
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/22	10,000	12,340
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/23	1,335	1,575
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/23 (4)	20,605	23,155
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,186
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,663
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,331
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,894
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,796
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,280
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,895
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	2,180
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.200%	6/1/12	3,400	3,400
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.200%	6/1/12	2,030	2,030
Los Angeles CA Department of Water & Power
Revenue VRDO	0.170%	6/1/12	10,200	10,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.120%	6/7/12	4,000	4,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.140%	6/7/12	12,000	12,000
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	4,055	4,480
Los Angeles CA GO	5.000%	9/1/22	10,000	12,269
Los Angeles CA GO	5.000%	9/1/28	5,850	6,809
Los Angeles CA GO	5.000%	9/1/29	5,850	6,768
Los Angeles CA GO	5.000%	9/1/30	5,850	6,738
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	2,250	2,738
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,541
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	8/1/28 (14)	8,980	9,249
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,848
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	7,053
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	15,871
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,900	4,099
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,000	3,153
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	5,000	5,255
Los Angeles CA Unified School District GO	5.000%	7/1/13 (4)	4,650	4,891
Los Angeles CA Unified School District GO	6.000%	7/1/13 (3)	3,745	3,974
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,465
Los Angeles CA Unified School District GO	5.000%	7/1/14 (ETM)	5,000	5,490

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	6.000%	7/1/14 (3)	1,440	1,603
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	7,177
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,327
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	4,206
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,800	3,420
Los Angeles CA Unified School District GO	5.000%	7/1/18	8,360	10,166
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	4,000	4,617
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	5,000	5,979
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,442
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,765
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	10,000	11,504
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	5,000	5,752
Los Angeles CA Unified School District GO	5.000%	7/1/20 (2)	14,135	16,261
Los Angeles CA Unified School District GO	5.000%	7/1/21 (2)	15,940	18,283
Los Angeles CA Unified School District GO	5.000%	7/1/22 (2)	16,760	19,137
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	34,371
Los Angeles CA Unified School District GO	5.000%	7/1/23 (2)	6,000	6,957
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	12,975	15,045
Los Angeles CA Unified School District GO	5.000%	7/1/24 (4)	17,210	19,956
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	10,235	11,514
Los Angeles CA Unified School District GO	5.000%	7/1/25	7,000	8,240
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,875
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,000	10,987
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,530
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,809
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,712
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	7,725	8,281
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,665
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	7,845	8,605
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,822
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,485	7,074
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	3,000	3,733
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,503
Los Angeles CA Wastewater System Revenue
VRDO	0.160%	6/7/12 LOC	28,600	28,600
Los Angeles CA Wastewater System Revenue
VRDO	0.160%	6/7/12 LOC	7,525	7,525
Los Angeles County CA Capital Asset
Leasing Corp. Revenue	6.000%	12/1/13 (2)	2,760	2,897
Los Angeles County CA Metropolitan
Transportation Authority Sales
Tax Revenue	4.000%	7/1/13	3,910	4,072
Los Angeles County CA Metropolitan
Transportation Authority Sales
Tax Revenue	5.000%	7/1/17 (4)	10,000	10,515
Los Angeles County CA Metropolitan
Transportation Authority Sales
Tax Revenue	5.000%	7/1/20	4,000	4,924
Los Angeles County CA Metropolitan
Transportation Authority Sales
Tax Revenue	5.000%	7/1/22	10,000	12,556
Los Angeles County CA Metropolitan
Transportation Authority Sales
Tax Revenue	5.000%	7/1/23	10,000	12,377

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Los Angeles County CA Metropolitan
Transportation Authority Sales
Tax Revenue TOB VRDO	0.200%	6/1/12	1,600	1,600
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/14 (14)	24,180	26,305
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/15 (14)	8,940	9,977
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	5,407
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/20 (14)	5,000	5,563
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	7,161
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	7,527
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,398
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,412
Los Angeles County CA Public Works
Financing Authority Revenue
(Regional Park & Open Space District)	5.250%	10/1/17 (4)	1,000	1,225
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/13 (ETM)	2,010	1,935
Los Angeles County CA Unified
School District GO	5.000%	7/1/21	12,500	15,536
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,126
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	500	566
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,919
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,624
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/26	6,000	7,310
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	8,585	10,296
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,297
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,366
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	13,207
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,819
3 Metropolitan Water District of Southern
California Revenue PUT	0.530%	5/1/15	10,000	10,000
Metropolitan Water District of Southern
California Revenue VRDO	0.150%	6/1/12	6,300	6,300
Modesto CA Irrigation District COP	5.000%	7/1/13 (Prere.)	3,165	3,328
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,216
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,725
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,857
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	4,171
Modesto CA Irrigation District Financing Authority
Revenue (Domestic Water Project)	5.125%	9/1/15 (2)	4,365	4,381

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Mount Diablo CA Unified School District GO	5.000%	8/1/24	1,555	1,839
New Haven CA Unified School District GO	12.000%	8/1/12 (ETM)	600	612
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	3,909
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/30	5,150	6,328
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,152
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.160%	6/7/12 LOC	42,750	42,750
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,000	1,889
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,341
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	633
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	5,584
Northern California Gas Authority No. 1 Revenue	0.764%	7/1/13	19,770	19,678
Northern California Gas Authority No. 1 Revenue	0.914%	7/1/17	23,385	21,249
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,181
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	2,019
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,892
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19	1,500	1,827
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	4,179
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,950
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,964
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,738
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,423
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,823
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,808
Oakland CA GO	5.000%	1/15/31	3,000	3,318
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,463
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,695	4,025
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,873
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,545
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/12 (2)	3,000	3,030
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/13 (2)	1,500	1,556
Oakland CA Redevelopment Agency Tax Allocation
Revenue (Central District Project)	5.500%	9/1/13 (14)	3,990	4,097
Oakland CA Redevelopment Agency Tax Allocation
Revenue (Central District Project)	5.500%	9/1/15 (14)	3,790	3,914
Oakland CA Redevelopment Agency Tax Allocation
Revenue (Central District Project)	5.500%	9/1/16 (14)	6,210	6,411

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oakland CA Redevelopment Agency Tax Allocation
Revenue (Central District Project)	5.000%	9/1/20 (2)	12,870	13,089
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,844
Ohlone CA Community College District GO	5.000%	8/1/31	1,770	2,021
Orange County CA Airport Revenue	5.000%	7/1/17 (4)	1,725	1,800
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/14 (14)	1,415	1,424
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/15 (14)	1,485	1,494
Orange County CA Development Agency Tax
Allocation Revenue	5.375%	9/1/16 (14)	1,570	1,579
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,917
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,171
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,749
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,738
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,726
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/19	1,000	1,073
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/20	250	265
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/21	400	421
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.000%	9/2/27	1,000	1,074
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	10,514
Palomar Pomerado Health California COP	6.625%	11/1/29	5,000	5,570
Palomar Pomerado Health System
California Revenue	5.375%	11/1/12 (14)	7,080	7,092
Pasadena CA Electric Revenue	5.000%	6/1/12 (Prere.)	2,320	2,320
Pasadena CA Electric Revenue	5.000%	6/1/12 (Prere.)	2,535	2,535
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project) VRDO	0.210%	6/1/12 LOC	5,400	5,400
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	9,980	13,365
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,343
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,498
2 Poway CA Unified School District GO	4.000%	9/1/16	250	272
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,813
2 Poway CA Unified School District GO	4.000%	9/1/17	250	273
Poway CA Unified School District GO	0.000%	8/1/18	4,565	3,923
2 Poway CA Unified School District GO	4.000%	9/1/18	450	491
Poway CA Unified School District GO	0.000%	8/1/19	5,425	4,404
2 Poway CA Unified School District GO	5.000%	9/1/19	1,015	1,169
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,562
2 Poway CA Unified School District GO	5.000%	9/1/20	625	718
2 Poway CA Unified School District GO	5.000%	9/1/21	325	371
2 Poway CA Unified School District GO	5.000%	9/1/22	460	522
2 Poway CA Unified School District GO	5.000%	9/1/23	1,575	1,744
Poway CA Unified School District GO	5.000%	8/1/26	5,125	6,092
2 Poway CA Unified School District GO	5.000%	9/1/26	1,000	1,084
Poway CA Unified School District GO	0.000%	8/1/28	9,070	4,355
2 Poway CA Unified School District GO	5.000%	9/1/29	1,210	1,289
2 Poway CA Unified School District GO	5.000%	9/1/30	2,570	2,722
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/15 (2)	2,835	3,083

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/16 (2)	5,100	5,521
Rancho Mirage CA Joint Powers Financing
Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/27	12,000	12,305
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,135
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,251
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,797
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,979
1 Riverside CA Electric Revenue TOB VRDO	0.200%	6/1/12	3,995	3,995
Riverside CA Electric Revenue VRDO	0.170%	6/7/12 LOC	12,200	12,200
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.160%	6/7/12	2,025	2,025
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	4,603
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	1,842
Roseville CA Electric System Revenue	5.000%	2/1/30	6,120	6,776
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,180	4,547
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,867
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	2,160
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/17	1,250	1,465
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/18	725	863
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/19	1,155	1,391
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/20	1,250	1,533
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/21	1,000	1,235
Sacramento CA Financing Authority
Lease Revenue	5.375%	12/1/12 (Prere.)	4,395	4,509
Sacramento CA Financing Authority
Lease Revenue	5.000%	11/1/14 (14)	2,235	2,321
Sacramento CA Financing Authority
Lease Revenue	5.375%	12/1/14 (4)	1,630	1,669
Sacramento CA Financing Authority
Lease Revenue	5.000%	12/1/19 (14)	12,860	14,198
Sacramento CA Financing Authority
Lease Revenue	5.000%	12/1/20 (14)	13,670	14,973
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	8,358
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/17 (14)	4,000	4,434
Sacramento CA Municipal Utility District Revenue	5.250%	7/1/24 (2)	10,085	12,490
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/24 (4)	7,550	8,690
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/24	2,660	3,204
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25 (4)	15,275	17,420
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25	5,455	6,497
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26 (4)	5,000	5,669
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/30	6,435	7,406
Sacramento CA Municipal Utility District Revenue
VRDO	0.150%	6/7/12 LOC	5,000	5,000
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.120%	6/7/12	2,400	2,400
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,252
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,796
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	2,014
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,402

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,615	4,021
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/21 (14)	1,850	2,112
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/22 (14)	5,495	6,274
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/23 (14)	7,030	8,009
Sacramento County CA Water Financing
Authority Revenue (Agency Zones 40 & 41)	5.000%	6/1/13 (Prere.)	1,235	1,294
San Bernardino County CA Justice Center &
Airport COP	5.000%	7/1/14 (14)	5,585	5,862
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	4,140	4,350
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	4,420	4,758
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,257
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,909
1 San Bernardino County CA Transportation
Authority Sales Tax Revenue TOB VRDO	0.200%	6/7/12	7,997	7,997
San Diego CA Community College District GO	5.000%	8/1/23	10,000	12,702
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,789
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,844
San Diego CA Community College District GO	5.000%	8/1/30	8,670	10,058
San Diego CA Community College District GO	5.000%	8/1/30	9,830	11,404
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,903
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,305
1 San Diego CA Community College District GO
TOB VRDO	0.180%	6/7/12	3,290	3,290
San Diego CA Financing Authority Lease Revenue	5.250%	4/1/14 (2)	5,680	5,696
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,563
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,390
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	6,994
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,962
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	2,103
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,911
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,853
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	6,368
San Diego CA Unified School District GO	0.000%	7/1/14 (14)	3,400	3,344
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	8,133
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	12,112
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	16,554
San Diego CA Unified School District GO	5.500%	7/1/23 (4)	4,210	5,454
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	4,545
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,723
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	4,338
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	3,802
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	1,457
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	4,235
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,060

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,179
San Diego County CA COP VRDO	0.250%	6/7/12 LOC	14,970	14,970
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/25	9,000	10,343
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/26	3,000	3,409
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/28	3,000	3,359
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,903
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,416
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,290
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,683
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,565
San Diego County CA Water Authority
Financing Agency Water Revenue	5.000%	5/1/27	2,000	2,317
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,794
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/15 (14)	6,215	7,020
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/16 (14)	7,880	9,196
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	8,546
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	9,049
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	11,446
San Francisco CA City & County
(Laguna Honda Hospital) GO	5.000%	6/15/12 (Prere.)	8,000	8,175
San Francisco CA City & County GO	5.000%	6/15/21	7,450	9,363
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,239
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,918
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/20 (14)	5,000	6,168
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/21	5,000	5,987
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/22	5,000	5,899
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/24 (14)	10,000	11,173
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/25 (14)	2,000	2,235
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/26	22,000	25,474
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/27 (14)	13,075	14,587

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/28	7,500	8,674
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/30	5,940	6,724
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/12 (Prere.)	4,865	4,962
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,995	3,515
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,163
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,423
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,565
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	12,793
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	3,117
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	11,955
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31 (4)	8,600	8,623
2 San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,548
San Francisco CA City & County Unified
School District GO	5.000%	6/15/31	7,965	9,077
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	7,474
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	6,957
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/14 (14)	5,500	5,153
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	12,587
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	3,581
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	17,750	12,936
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/26 (ETM)	9,350	6,557
San Jose CA Airport Revenue	5.375%	3/1/13 (4)	4,945	5,005
San Jose CA Airport Revenue	5.375%	3/1/14 (4)	7,550	7,640
San Jose CA Airport Revenue	5.375%	3/1/15 (4)	7,950	8,040
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,206
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,645
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	4,131
San Jose CA Financing Authority Lease Revenue	5.000%	9/1/13 (14)	9,570	9,604
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/13 (14)	5,000	5,166
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/14 (14)	5,000	5,271
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,344
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,176

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	16,567
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	11,703
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	583
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	833
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,401
1 San Marcos CA Public Facilities Authority Tax
Allocation Revenue TOB VRDO	0.170%	6/1/12 LOC	7,790	7,790
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	828
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	779
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	916
San Mateo CA Union High School District GO	0.000%	9/1/13 (14)	1,715	1,706
San Mateo CA Union High School District GO	0.000%	9/1/14 (14)	1,500	1,477
San Mateo County CA Community College
District GO	5.375%	9/1/12 (Prere.)	1,300	1,317
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	3,496
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	4,053
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	1,823
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	2,420
San Mateo County CA Community College
District GO	5.000%	9/1/26	3,170	3,618
1 San Mateo County CA Community College
District GO TOB VRDO	0.200%	6/7/12	7,565	7,565
1 San Mateo County CA Community College
District GO TOB VRDO	0.240%	6/7/12	10,280	10,280
San Mateo County CA Joint Powers
Financing Authority Lease Revenue
(Youth Services Campus)	4.625%	7/15/25	2,455	2,663
San Mateo County CA Joint Powers
Financing Authority Lease Revenue
(Youth Services Campus)	5.250%	7/15/28	2,000	2,243
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue
(South Main Street)	5.000%	9/1/18 (14)	2,685	2,735
Santa Clara CA Electric Revenue	5.250%	7/1/18 (14)	1,720	1,808
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,118
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,821
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,366
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,743
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	5,043
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,366
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	13,751
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/18	7,920	9,584
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	10,980

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.170%	6/7/12	20,600	20,600
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32 (2)	4,000	4,472
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.130%	6/7/12	5,415	5,415
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.150%	6/7/12	10,000	10,000
Santa Clarita CA Community College District GO	5.000%	8/1/32	5,450	6,244
Santa Monica CA Community College District GO	0.000%	8/1/26	11,025	6,213
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	5,190
2 Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,280
2 Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,478
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	1,670
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,492
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,774
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,352
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,534
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,706
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,901
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/21	1,750	2,183
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/22	3,000	3,764
South Orange County CA Public Financing
Authority Special Tax Revenue	5.375%	8/15/12 (4)	5,605	5,628
South Orange County CA Public Financing
Authority Special Tax Revenue
(Portola Hills/Lomas Laguna)	5.250%	8/15/13 (2)	2,290	2,295
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	7,255	7,427
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,503
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,709
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	12,217
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	7/1/27	6,950	8,173
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	4,032
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,864
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,851
Southern California Public Power Authority
Revenue (Mead-Adelanto Project) VRDO	0.180%	6/1/12	8,900	8,900
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/28	5,000	5,717
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/29	5,000	5,688
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,123
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,250	5,781

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,437
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	7,588
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	2,500	2,679
Southern California Public Power Authority
Revenue (San Juan Unit 3)	5.500%	1/1/13 (4)	3,500	3,607
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,814
1 Sweetwater CA Unified School District GO
TOB VRDO	0.200%	6/7/12 (13)	3,300	3,300
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	5,725	5,605
1 Torrance CA Hospital Revenue
(Torrance Memorial Medical Center)
TOB VRDO	0.200%	6/7/12 LOC	2,000	2,000
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	7,132
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,516
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,304
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,697
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,017
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,477
University of California Regents Medical
Center Revenue	5.000%	5/15/19 (14)	5,075	5,718
University of California Regents
Medical Center Revenue	5.000%	5/15/20 (14)	5,065	5,707
University of California Regents
Medical Center Revenue	5.000%	5/15/25	19,385	21,955
University of California Regents
Medical Center Revenue	5.000%	5/15/26	10,095	11,434
University of California Revenue	5.000%	5/15/17 (4)	20,620	23,330
University of California Revenue	5.000%	5/15/18 (4)	10,000	11,286
University of California Revenue	5.000%	5/15/19 (4)	4,275	4,817
University of California Revenue	5.000%	5/15/20 (4)	30,900	34,815
University of California Revenue	5.000%	5/15/21 (4)	14,915	16,805
University of California Revenue	5.000%	5/15/22	5,420	6,649
University of California Revenue	4.750%	5/15/23 (14)	11,185	11,335
University of California Revenue	5.750%	5/15/25	3,000	3,672
University of California Revenue	4.750%	5/15/26	21,320	22,200
University of California Revenue	5.000%	5/15/26 (14)	10,000	11,305
University of California Revenue	5.000%	5/15/27	10,900	12,746
University of California Revenue	5.000%	5/15/28	11,680	13,582
1 University of California Revenue TOB VRDO	0.200%	6/1/12	19,895	19,895
1 University of California Revenue TOB VRDO	0.250%	6/7/12	7,330	7,330
Ventura County CA Community College
District GO	5.000%	8/1/12 (Prere.)	2,030	2,067
Ventura County CA Community College
District GO	5.000%	8/1/12 (Prere.)	2,740	2,789
Ventura County CA Community College
District GO	5.000%	8/1/16 (14)	360	366
Ventura County CA Community College
District GO	5.000%	8/1/17 (14)	270	275
Ventura County CA Community College
District GO	5.000%	8/1/24	1,210	1,480

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ventura County CA Community College
District GO	5.000%	8/1/25	1,915	2,312
Ventura County CA Community College
District GO	5.000%	8/1/27	2,205	2,624
Ventura County CA Community College
District GO	0.000%	8/1/28	15,000	7,202
Vista CA Unified School District GO	5.375%	8/1/12 (Prere.)	1,695	1,710
Vista CA Unified School District GO	5.375%	8/1/12 (Prere.)	1,455	1,468
Vista CA Unified School District GO	5.375%	8/1/15 (4)	150	151
Vista CA Unified School District GO	5.375%	8/1/16 (4)	190	192
Vista CA Unified School District GO	5.375%	8/1/17 (4)	160	161
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,190
Washington Township CA Health Care
District Revenue	6.000%	7/1/29	1,000	1,126
West Basin CA Municipal Water District Revenue	5.000%	8/1/22	2,000	2,473
West Basin CA Municipal Water District Revenue	5.000%	8/1/23	1,500	1,819
West Contra Costa CA Unified School District GO	6.000%	8/1/26	5,000	6,327
Whittier CA Health Facility Revenue (Presbyterian
Intercommunity Hospital) VRDO	0.140%	6/7/12 LOC	15,000	15,000
William S. Hart CA Union High School District GO	5.000%	9/1/24	1,425	1,748
William S. Hart CA Union High School District GO	5.000%	9/1/25	1,735	2,099
William S. Hart CA Union High School District GO	5.000%	9/1/26	1,085	1,301
William S. Hart CA Union High School District GO	5.000%	9/1/27	1,500	1,788
				6,253,872
Puerto Rico (0.2%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	6.250%	7/1/12 (ETM)	1,000	1,005
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/13 (ETM)	1,475	1,513
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/21 (3)	5,000	5,672
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/23 (3)	1,585	1,797
Puerto Rico Municipal Finance Agency GO	5.000%	7/1/14 (11)	1,360	1,454
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/16 (11)	1,400	1,560
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/18 (11)	1,000	1,120
				14,121
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/15	2,200	2,342
Total Tax-Exempt Municipal Bonds (Cost $5,847,502)				6,270,335
Other Assets and Liabilities (-0.3%)
Other Assets				98,066
Liabilities				(118,677)
				(20,611)
Net Assets (100%)				6,249,724

California Intermediate-Term Tax-Exempt Fund

At May 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	5,928,087
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(101,196)
Unrealized Appreciation (Depreciation)	422,833
Net Assets	6,249,724

Investor Shares—Net Assets
Applicable to 115,582,122 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,343,821
Net Asset Value Per Share—Investor Shares	$11.63

Admiral Shares—Net Assets
Applicable to 421,956,513 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,905,903
Net Asset Value Per Share—Admiral Shares	$11.63

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $222,280,000, representing 3.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2012.
3 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	106,628
Total Income	106,628
Expenses
The Vanguard Group—Note B
Investment Advisory Services	177
Management and Administrative—Investor Shares	1,028
Management and Administrative—Admiral Shares	2,108
Marketing and Distribution—Investor Shares	193
Marketing and Distribution—Admiral Shares	537
Custodian Fees	33
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	2
Total Expenses	4,095
Net Investment Income	102,533
Realized Net Gain (Loss)
Investment Securities Sold	4,615
Futures Contracts	(162)
Realized Net Gain (Loss)	4,453
Change in Unrealized Appreciation (Depreciation) of Investment Securities	222,027
Net Increase (Decrease) in Net Assets Resulting from Operations	329,013

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	102,533	200,070
Realized Net Gain (Loss)	4,453	(7,461)
Change in Unrealized Appreciation (Depreciation)	222,027	120,346
Net Increase (Decrease) in Net Assets Resulting from Operations	329,013	312,955
Distributions
Net Investment Income
Investor Shares	(21,492)	(43,985)
Admiral Shares	(81,041)	(156,085)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(102,533)	(200,070)
Capital Share Transactions
Investor Shares	102,868	(144,605)
Admiral Shares	352,973	126,168
Net Increase (Decrease) from Capital Share Transactions	455,841	(18,437)
Total Increase (Decrease)	682,321	94,448
Net Assets
Beginning of Period	5,567,403	5,472,955
End of Period	6,249,724	5,567,403

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.18	$10.93	$10.86	$10.21	$10.92	$11.09
Investment Operations
Net Investment Income	.194	.408	.408	.412	.425	.435
Net Realized and Unrealized Gain (Loss)
on Investments	.450	.250	.070	.650	(.710)	(.170)
Total from Investment Operations	.644	.658	.478	1.062	(.285)	.265
Distributions
Dividends from Net Investment Income	(.194)	(.408)	(.408)	(.412)	(.425)	(.435)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.194)	(.408)	(.408)	(.412)	(.425)	(.435)
Net Asset Value, End of Period	$11.63	$11.18	$10.93	$10.86	$10.21	$10.92

Total Return[1]	5.79%	6.17%	4.43%	10.56%	-2.71%	2.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,344	$1,193	$1,314	$1,435	$1,320	$1,243
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.38%	3.73%	3.70%	3.88%	3.96%	3.97%
Portfolio Turnover Rate	9%	13%	10%	17%	25%	11%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.18	$10.93	$10.86	$10.21	$10.92	$11.09
Investment Operations
Net Investment Income	.199	.417	.417	.421	.432	.443
Net Realized and Unrealized Gain (Loss)
on Investments	.450	.250	.070	.650	(.710)	(.170)
Total from Investment Operations	.649	.667	.487	1.071	(.278)	.273
Distributions
Dividends from Net Investment Income	(.199)	(.417)	(.417)	(.421)	(.432)	(.443)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.199)	(.417)	(.417)	(.421)	(.432)	(.443)
Net Asset Value, End of Period	$11.63	$11.18	$10.93	$10.86	$10.21	$10.92

Total Return[1]	5.83%	6.26%	4.52%	10.65%	-2.64%	2.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,906	$4,375	$4,159	$3,626	$3,210	$3,116
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.46%	3.81%	3.78%	3.96%	4.03%	4.04%
Portfolio Turnover Rate	9%	13%	10%	17%	25%	11%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at May 31, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Intermediate-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $897,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2011, the fund had available capital loss carryforwards totaling $101,222,000 to offset future net capital gains of $4,253,000 through November 30, 2012, $2,524,000 through November 30, 2013, $6,523,000 through November 30, 2014, $3,936,000 through November 30, 2015, $38,506,000 through November 30, 2016, $38,406,000 through November 30, 2017, $990,000 through November 30, 2018, and $6,084,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $4,428,000 through November 30, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

California Intermediate-Term Tax-Exempt Fund

At May 31, 2012, the cost of investment securities for tax purposes was $5,851,930,000. Net unrealized appreciation of investment securities for tax purposes was $418,405,000, consisting of unrealized gains of $431,322,000 on securities that had risen in value since their purchase and $12,917,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2012, the fund purchased $528,769,000 of investment securities and sold $249,973,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2012	November 30, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	239,143	20,757	340,985	31,243
Issued in Lieu of Cash Distributions	19,033	1,649	39,355	3,602
Redeemed	(155,308)	(13,510)	(524,945)	(48,403)
Net Increase (Decrease)—Investor Shares	102,868	8,896	(144,605)	(13,558)
Admiral Shares
Issued	613,913	53,306	1,028,223	94,169
Issued in Lieu of Cash Distributions	61,380	5,317	119,408	10,923
Redeemed	(322,320)	(27,992)	(1,021,463)	(94,270)
Net Increase (Decrease)—Admiral Shares	352,973	30,631	126,168	10,822

G. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2012

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VCITX		VCLAX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	2.55%		2.63%

Financial Attributes

		Barclays
		CA	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	512	6,377	46,824
Yield to Maturity
(before expenses)	2.6%	2.5%	2.4%
Average Coupon	4.4%	4.9%	4.9%
Average Duration	6.5 years	7.5 years	7.3 years
Average Effective
Maturity	6.4 years	5.7 years	5.7 years
Short-Term
Reserves	6.3%	—	—

Volatility Measures
		Barclays
	Barclays CA	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.97	0.96
Beta	0.97	1.24
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		10.5%
1 - 3 Years		11.2
3 - 5 Years		12.2
5 - 10 Years		55.5
10 - 20 Years		8.1
20 - 30 Years		1.9
Over 30 Years		0.6

Distribution by Credit Quality (% of portfolio)
AAA		6.7%
AA		47.8
A		34.9
BBB		8.2
BB		0.1
B		0.9
Not Rated		1.4
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012
				Barclays CA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.85%	0.51%	5.36%	5.46%
2003	4.73	2.22	6.95	5.91
2004	4.65	-1.33	3.32	4.99
2005	4.54	-0.32	4.22	4.59
2006	4.71	1.99	6.70	6.44
2007	4.52	-3.37	1.15	2.17
2008	4.13	-11.08	-6.95	-5.18
2009	4.96	7.75	12.71	13.21
2010	4.36	0.27	4.63	5.80
2011	4.51	2.09	6.60	7.49
2012	2.09	5.16	7.25	6.48
Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	14.46%	4.34%	4.59%	0.37%	4.96%
Admiral Shares	11/12/2001	14.55	4.42	4.67	0.37	5.04

See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.0%)
California (100.8%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.270%	6/1/12 LOC	2,655	2,655
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/21	500	550
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	745
Alameda CA Corridor Transportation
Authority Revenue	5.125%	10/1/17 (14)	5,000	5,015
Alameda CA Corridor Transportation
Authority Revenue	5.125%	10/1/18 (14)	2,000	2,006
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	30,375	10,667
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,180
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	2,237
Anaheim CA Public Financing Authority Revenue
(Distribution System)	5.000%	10/1/21 (14)	3,390	3,555
Bay Area CA Infrastructure Financing
Authority Revenue	5.000%	8/1/17 (14)	4,750	5,115
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	1,500	1,665
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	5,000	5,478
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/39	15,050	16,305
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,440
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/44	10,000	11,346
Cabrillo CA Community College District Revenue	0.000%	5/1/26 (2)	9,000	4,668
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	6,443
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,743
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	9,500	11,888
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	12,514

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	6,149
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	35,047
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/25	8,810	10,378
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/31	1,395	1,683
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/35	4,000	4,717
California Economic Recovery Bonds GO	5.000%	7/1/18	12,000	14,573
California Economic Recovery Bonds GO	5.000%	7/1/19	6,000	7,390
California Economic Recovery Bonds GO	5.000%	7/1/20	19,855	24,033
California Economic Recovery Bonds GO	5.250%	7/1/21	16,985	20,626
California Economic Recovery Bonds GO	5.000%	7/1/22	5,000	5,722
California Educational Facilities Authority Revenue
(California Institute of Technology)	5.000%	10/1/39	7,730	8,770
California Educational Facilities Authority Revenue
(California Institute of Technology)	5.000%	11/1/39	3,000	3,386
California Educational Facilities Authority Revenue
(College of Arts & Crafts)	6.875%	6/1/19	1,615	1,884
California Educational Facilities Authority Revenue
(College of Arts & Crafts)	5.750%	6/1/25	2,000	2,002
1 California Educational Facilities Authority Revenue
(Pepperdine College)	5.000%	9/1/33	3,000	3,469
California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/34	3,155	1,152
California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/35	3,155	1,081
California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/36	3,155	1,017
California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/37	3,155	961
California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/39	2,805	765
California Educational Facilities Authority Revenue
(Pomona College)	0.000%	7/1/40	1,580	410
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	3/15/26	5,330	6,988
California Educational Facilities Authority Revenue
(University of San Francisco)	6.125%	10/1/36	1,250	1,511
California Educational Facilities Authority Revenue
(University of Southern California)	4.750%	10/1/37	1,650	1,788
California Educational Facilities Authority Revenue
(University of Southern California)	5.000%	10/1/38	5,445	6,172
California Educational Facilities Authority Revenue
(University of Southern California)	5.250%	10/1/38	3,420	3,971
2 California Educational Facilities Authority Revenue
(University of Southern California) TOB VRDO	0.170%	6/1/12	3,105	3,105
California Educational Facilities Authority Revenue
(University of the Pacific)	5.000%	11/1/25	2,000	2,115
California GO	6.250%	9/1/12 (3)	2,940	2,973
California GO	7.000%	11/1/13 (14)	65	67
California GO	5.250%	10/1/14 (14)	1,955	1,981
California GO	5.000%	11/1/14	22,840	25,181
California GO	5.000%	11/1/15	1,520	1,717

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	5.000%	10/1/18	9,000	10,785
California GO	5.000%	3/1/19	1,250	1,500
California GO	6.000%	4/1/19	1,690	2,142
California GO	6.000%	8/1/19 (3)	210	212
California GO	5.000%	10/1/19	10,070	12,180
California GO	5.000%	4/1/20	1,460	1,720
California GO	5.000%	11/1/22	1,000	1,163
California GO	5.250%	9/1/23	10,100	12,125
California GO	5.000%	3/1/25	7,000	7,961
California GO	5.125%	2/1/26	15,325	16,092
California GO	5.000%	6/1/26 (14)	20,000	22,345
California GO	5.250%	10/1/27	5,000	5,812
California GO	5.100%	11/1/27	1,475	1,676
California GO	5.000%	9/1/28	10,650	11,582
California GO	5.000%	10/1/29	1,400	1,540
California GO	5.250%	10/1/29	4,700	5,263
California GO	5.250%	3/1/30	10,000	11,515
California GO	4.500%	8/1/30	5,000	5,280
California GO	5.250%	9/1/30	6,000	6,859
California GO	5.750%	4/1/31	15,875	18,521
California GO	5.000%	6/1/32	25,000	27,064
California GO	5.000%	9/1/32	1,045	1,157
California GO	6.000%	3/1/33	7,000	8,431
California GO	5.125%	4/1/33	8,500	9,121
California GO	6.500%	4/1/33	33,000	40,132
California GO	5.000%	6/1/34	7,000	7,349
California GO	5.250%	4/1/35	5,000	5,607
California GO	6.000%	11/1/35	10,000	11,879
California GO	5.250%	3/1/38	13,565	14,695
California GO	6.000%	4/1/38	21,190	24,706
California GO	5.250%	8/1/38	10,000	10,887
California GO	5.500%	11/1/39	3,690	4,150
California GO	6.000%	11/1/39	2,700	3,180
California GO	5.500%	3/1/40	11,500	12,982
California GO	5.250%	11/1/40	11,000	12,265
California GO	5.000%	10/1/41	10,000	10,732
2 California GO TOB VRDO	0.230%	6/1/12	8,995	8,995
California GO VRDO	0.150%	6/7/12 LOC	2,400	2,400
California GO VRDO	0.170%	6/7/12 LOC	20,000	20,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	2,500	2,516
California Health Facilities Financing Authority
Revenue (Casa Colina)	6.125%	4/1/32	10,000	10,013
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,717
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,805
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,819
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,802
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,360
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	2,415	2,599

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	10,245	10,946
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	6.500%	11/1/38	3,000	3,638
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	5.250%	11/1/41	4,025	4,426
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/51	12,000	12,789
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,209
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,774
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,813
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/33	2,000	2,392
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,316
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.500%	8/15/33	3,520	3,892
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	6,000	6,528
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,976
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	16,675	18,075
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,813
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,795
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	20,500	21,577
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area
Toll Bridges Seismic Retrofit) TOB VRDO	0.200%	6/1/12 (ETM)	12,575	12,575
California Infrastructure & Economic
Development Bank Revenue
(Science Center Phase II Project)	5.000%	5/1/31 (14)	4,135	4,211
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	11,415
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,710
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,128
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,280
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/17	6,000	6,650
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	22,280	24,751
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/17 (14)	13,835	14,952
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/19 (14)	15,230	16,358

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	7,129
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,689
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,425
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/27 (14)	9,045	10,094
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/30	17,000	18,544
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,805
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	6,085
California State University Revenue Systemwide	5.250%	11/1/19 (4)	5,000	5,424
California State University Revenue Systemwide	5.250%	11/1/20 (4)	4,745	5,148
California State University Revenue Systemwide	5.000%	11/1/21 (2)	17,215	19,204
California State University Revenue Systemwide	5.000%	11/1/24	2,000	2,388
California State University Revenue Systemwide	5.750%	11/1/27	4,500	5,292
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,598
California State University Revenue Systemwide	5.000%	11/1/35 (14)	5,000	5,420
California State University Revenue Systemwide	5.000%	11/1/37	10,000	10,992
California State University Revenue Systemwide	5.250%	11/1/38	3,280	3,658
California Statewide Communities Development
Authority Health Facility Revenue
(Adventist Health System/West)	5.000%	3/1/35	8,000	8,233
California Statewide Communities Development
Authority Health Facility Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/1/18	5,260	5,269
California Statewide Communities Development
Authority Health Facility Revenue
(Memorial Health Services)	6.000%	4/1/13 (Prere.)	8,500	8,909
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,000	7,424
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	5,084
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/34	5,390	5,706
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.500%	11/1/32	16,250	16,486
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	4,353
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	3/1/41	4,925	5,117
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	21,000	22,692
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	10,250	10,742
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.750%	6/1/30 (2)	6,680	6,685
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	9,000	9,435

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.160%	6/7/12 LOC	3,200	3,200
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,882
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.500%	8/15/34	10,885	10,995
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	2,900	3,066
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	3,490	3,689
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,506
2 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.250%	6/7/12	6,273	6,273
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	7,500	8,193
California Statewide Communities Development
Authority Senior Living Revenue
(Southern California Presbyterian Homes)	4.875%	11/15/36	7,230	6,878
California Statewide Communities Development
Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,368
California Statewide Communities Development
Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/38	13,000	13,148
Cerritos CA Community College District GO	0.000%	8/1/34	3,000	974
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,752
Clovis CA Unified School District GO	0.000%	8/1/13 (14)	4,935	4,910
Clovis CA Unified School District GO	0.000%	8/1/15 (14)	2,770	2,682
Clovis CA Unified School District GO	0.000%	8/1/16 (14)	2,865	2,662
2 Desert CA Community College District GO
TOB VRDO	0.250%	6/7/12	2,300	2,300
East Bay CA Municipal Utility District
Waste Water System Revenue	5.000%	6/1/33 (2)	1,350	1,527
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/32 (14)	15,765	17,836
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/36	10,000	11,552
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,367
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,765
East Side CA Union High School District GO	5.000%	8/1/37	5,655	6,128
Eastern California Municipal Water District
Water & Sewer Revenue	6.750%	7/1/12 (14)	2,340	2,350
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	2,844
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,615
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,098
Fontana CA Unified School District GO	5.250%	8/1/31 (4)	6,115	6,571
Foothill-De Anza CA Community
College District GO	0.000%	8/1/17 (14)	3,000	2,719
Foothill-De Anza CA Community
College District GO	0.000%	8/1/22 (14)	3,850	2,760

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Foothill-De Anza CA Community
College District GO	0.000%	8/1/23 (14)	3,590	2,418
Foothill-De Anza CA Community
College District GO	0.000%	8/1/25 (14)	2,390	1,438
Foothill-De Anza CA Community
College District GO	5.000%	8/1/40	10,000	11,335
Foothill/Eastern Corridor Agency
California Toll Road Revenue	5.875%	1/15/26	10,000	10,216
Foothill/Eastern Corridor Agency
California Toll Road Revenue	0.000%	1/15/33	9,000	2,622
Foothill/Eastern Corridor Agency
California Toll Road Revenue	0.000%	1/15/34	10,000	2,725
Fresno CA Airport Revenue	5.500%	7/1/30 (4)	1,500	1,502
Fresno County CA TRAN	3.000%	6/29/12	20,000	20,044
Gavilan CA Joint Community College District GO	5.500%	8/1/28 (2)	3,405	3,762
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	4,000	4,208
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	24,000	24,903
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	12,785	9,200
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	8,500	6,780
Grossmont CA Healthcare District GO	6.125%	7/15/40	2,500	3,022
2 Grossmont CA Healthcare District Revenue
TOB VRDO	0.200%	6/7/12	1,600	1,600
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	2,370	2,501
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,735	1,831
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,550	1,636
Huntington Beach CA Union High School
District GO	0.000%	8/1/30 (4)	4,900	2,090
Irvine CA Assessment District No. 05-21
Improvement Revenue VRDO	0.180%	6/1/12 LOC	1,700	1,700
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.180%	6/1/12 LOC	2,100	2,100
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/30 (2)	5,500	5,684
Kern CA High School District GO	6.400%	8/1/14 (ETM)	1,490	1,686
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	1,956
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	2,264
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,239
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,890	1,906
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	2,000	2,017
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,775	1,790
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,570	1,584
Loma Linda CA Hospital Revenue
(Loma Linda University)	5.000%	12/1/20	6,155	6,316
Loma Linda CA Hospital Revenue
(Loma Linda University)	5.000%	12/1/21	2,500	2,545
Long Beach CA Finance Authority Lease Revenue
(Temple & Willow Facility)	5.500%	10/1/18 (14)	5,030	5,112
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,500	2,744
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	7,780
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	3,986
Long Beach CA Harbor Revenue	5.000%	5/15/17 (14)	3,655	3,951

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Long Beach CA Unified School District GO	5.000%	8/1/30	6,000	6,903
Los Angeles CA Community College District GO	5.500%	8/1/25	3,980	4,742
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,530
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	7,340	8,144
Los Angeles CA Community College District GO	6.000%	8/1/33	5,160	6,162
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,778
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/17 (14)	6,800	6,827
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,414
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,880
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,726
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,579
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,630
2 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.200%	6/7/12	1,440	1,440
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	4,070	4,638
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29 (2)	10,000	11,240
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/30 (2)	16,000	17,983
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32 (2)	5,000	5,620
Los Angeles CA Department of Water &
Power Revenue	5.250%	7/1/32	7,000	8,200
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34 (14)	5,995	6,395
Los Angeles CA Department of Water &
Power Revenue	5.375%	7/1/34	3,000	3,427
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	5,000	5,603
1 Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	3,000	3,407
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36 (14)	2,000	2,007
1 Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/37	1,545	1,736
Los Angeles CA Department of Water &
Power Revenue	5.250%	7/1/38	1,890	2,193
Los Angeles CA Department of Water &
Power Revenue	5.250%	7/1/39	2,000	2,299
2 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.200%	6/1/12	8,065	8,065
2 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.200%	6/1/12	2,955	2,955
Los Angeles CA Department of Water &
Power Revenue VRDO	0.150%	6/1/12	5,100	5,100
Los Angeles CA Department of Water &
Power Revenue VRDO	0.170%	6/1/12	10,200	10,200
Los Angeles CA GO	5.000%	9/1/22	11,155	13,686
Los Angeles CA GO	5.000%	9/1/31	5,785	6,628

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	10,000	10,509
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	6,655	7,656
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	4,243
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	9,745	11,007
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,500	8,471
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,436
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,861
Los Angeles CA Unified School District GO	5.250%	7/1/28	7,000	8,150
Los Angeles CA Unified School District GO	5.000%	7/1/30 (3)	7,500	8,181
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,963
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,550
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,457
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	5,000	6,189
2 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.200%	6/1/12	14,615	14,615
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,410
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	4,410
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,382
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	1,890	2,144
Los Angeles County CA Sanitation Districts
Financing Authority Capital Projects Revenue	4.500%	10/1/42 (2)	2,500	2,526
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/14 (ETM)	1,000	920
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,429
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,126
M-S-R California Energy Authority Revenue	6.500%	11/1/39	7,000	8,668
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	3,485	3,560
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	12,255	15,277
1 Marin CA Municipal Water District Financing
Authority Water Revenue	5.000%	7/1/44	4,000	4,531
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	3,940
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/26	4,000	4,873
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,797
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,446
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	7,535	8,901
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,333
Metropolitan Water District of Southern
California Revenue VRDO	0.150%	6/1/12	5,900	5,900
Modesto CA High School District GO	0.000%	8/1/15 (14)	5,000	4,816
Modesto CA High School District GO	0.000%	8/1/17 (14)	3,000	2,659
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	2,753

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,083
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	4,963
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	9,750	12,293
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/16 (4)	1,010	1,019
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/17 (4)	1,060	1,069
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/18 (4)	1,115	1,124
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/19 (4)	1,120	1,128
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/20 (4)	1,180	1,188
1 Mount Diablo CA Unified School District GO	5.000%	6/1/37	1,915	2,090
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,335	3,692
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,170	3,509
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,010	3,332
New Haven CA Unified School District GO	12.000%	8/1/16 (4)	2,480	3,571
New Haven CA Unified School District GO	12.000%	8/1/17 (4)	1,500	2,300
Newark CA Unified School District GO	0.000%	8/1/13 (4)	2,050	2,037
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	4,230
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	1,367
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	323
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	612
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	291
North Orange County CA Community College
District GO	5.375%	8/1/12 (Prere.)	5,080	5,174
Northern California Gas Authority No. 1 Revenue	0.914%	7/1/17	17,000	15,447
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	10,000	11,486
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,519
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	2,255	2,607
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/32	1,155	1,297
Oakland CA GO	5.000%	1/15/31	3,550	3,927
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	2/1/14 (2)	1,980	2,047
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	3,994
Ohlone CA Community College District GO	5.250%	8/1/41	5,000	5,672
Orange County CA Water District Revenue	5.000%	8/15/41	6,855	7,583
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,347
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,490
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,648
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,811
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.250%	9/2/22	200	212
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.000%	9/2/26	1,000	1,080
Palomar Pomerado Health California COP	6.000%	11/1/41	3,000	3,153

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Palomar Pomerado Health California GO	4.500%	8/1/32 (14)	12,500	12,765
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	1,336
Palomar Pomerado Health System
California Revenue	5.375%	11/1/13 (14)	6,730	6,742
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	4,348
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.700%	8/1/13 (Prere.)	7,000	7,580
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,150	875
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,575	1,753
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	3,755	2,297
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	506
Pomona CA Unified School District GO	5.600%	8/1/14 (ETM)	1,585	1,767
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,327
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,210
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	3,410
Port of Oakland CA Revenue	5.000%	11/1/16 (14)	8,160	9,267
Port of Oakland CA Revenue	5.000%	11/1/17 (14)	5,000	5,713
1 Poway CA Unified School District GO	5.000%	9/1/25	1,840	2,004
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,590
1 Poway CA Unified School District GO	5.000%	9/1/27	2,060	2,210
1 Poway CA Unified School District GO	5.000%	9/1/31	1,375	1,448
1 Poway CA Unified School District GO	5.000%	9/1/33	1,000	1,050
1 Poway CA Unified School District GO	5.000%	9/1/36	700	726
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47	15,900	15,939
Rancho Mirage CA Redevelopment Agency
Tax Allocation Revenue	5.125%	4/1/21 (14)	2,650	2,656
Rancho Mirage CA Redevelopment Agency
Tax Allocation Revenue	5.250%	4/1/26 (14)	2,905	2,909
Rancho Mirage CA Redevelopment Agency
Tax Allocation Revenue	5.250%	4/1/33 (14)	3,000	3,002
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,457
2 Riverside CA Electric Revenue TOB VRDO	0.200%	6/1/12	6,000	6,000
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove) Special
Tax Revenue	5.000%	9/1/31 (2)	4,000	4,111
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/13 (14)	5,000	4,900
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/14 (14)	2,000	1,913
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	2,000	1,861
Roseville CA Electric System Revenue	5.000%	2/1/37	4,500	4,887

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,440	1,539
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,567
Sacramento CA Financing Authority
Lease Revenue	5.375%	11/1/14 (2)	5,255	5,485
Sacramento CA Financing Authority
Lease Revenue	5.400%	11/1/20 (2)	6,785	7,835
Sacramento CA Municipal Utility District Revenue	5.900%	7/1/20 (2)	15,850	20,121
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/31	1,175	1,347
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/32	1,195	1,363
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/33	1,450	1,647
Sacramento CA Municipal Utility District Revenue
VRDO	0.150%	6/7/12 LOC	3,800	3,800
Sacramento County CA Airport Revenue	5.250%	7/1/12 (Prere.)	2,305	2,315
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/26 (14)	5,000	5,613
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30 (14)	5,650	6,310
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	15,830	17,042
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,672
2 San Bernardino County CA Transportation
Authority Sales Tax Revenue TOB VRDO	0.200%	6/7/12	7,998	7,998
San Diego CA Community College District GO	5.000%	8/1/28	6,000	7,184
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,895
San Diego CA Community College District GO	0.000%	8/1/36	8,000	2,426
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,825
San Diego CA Community College District GO	0.000%	8/1/38	3,510	951
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,380
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,830
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	7,898
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,962
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/38	1,500	1,668
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,773
San Diego CA Unified School District GO	0.000%	7/1/15 (14)	2,770	2,686
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	10,000	12,942
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	9,000	11,669
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	3,655
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	634
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,152
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,512
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/26	4,000	4,546
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/28	3,200	3,583
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/34	2,715	2,956
1 San Diego County CA Regional Airport
Authority Revenue	5.000%	4/1/37	1,500	1,696

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 San Diego County CA Regional Airport
Authority Revenue	5.000%	4/1/38	2,000	2,260
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/40	3,000	3,242
1 San Diego County CA Regional Airport
Authority Revenue	5.000%	4/1/48	3,000	3,326
San Diego County CA Water Authority
Revenue	5.000%	5/1/31	4,700	5,419
San Diego County CA Water Authority
Revenue COP	5.000%	5/1/26 (4)	7,275	8,225
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	10,000	11,418
San Francisco CA City & County GO	5.000%	6/15/23	6,000	7,377
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	6,300	7,556
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/19	7,500	9,123
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20	5,315	6,460
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	6,113
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,375
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	8,430	9,804
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,266
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,386
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,455
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,934
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.750%	11/1/36 (4)	4,500	4,763
1 San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,088
2 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.180%	6/7/12	4,600	4,600
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.500%	8/1/39	2,000	2,290
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.750%	8/1/41	1,000	1,148
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,721
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,482
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	3,070
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	2,898
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/30 (14)	7,000	2,491

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/31 (14)	11,950	4,010
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,189
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	886
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	2,847
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion &
Renovation Project)	6.500%	5/1/42	5,000	5,719
San Juan CA Unified School District GO	0.000%	8/1/13 (4)	2,220	2,208
San Juan CA Unified School District GO	0.000%	8/1/14 (4)	2,610	2,558
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,840
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,501
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	1,779
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	3,851
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	2,972
2 San Marcos CA Public Facilities Authority
Tax Allocation Revenue TOB VRDO	0.170%	6/1/12 LOC	800	800
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,243
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,110
San Mateo County CA Community College
District GO	5.000%	9/1/31	5,000	5,589
2 San Mateo County CA Community College
District GO TOB VRDO	0.200%	6/7/12	7,565	7,565
San Mateo County CA Joint Powers
Financing Authority Lease Revenue
(Capital Project Program)	6.500%	7/1/13 (14)	6,375	6,586
San Mateo County CA Joint Powers
Financing Authority Lease Revenue
(Capital Project Program)	5.000%	7/1/21 (14)	3,500	4,009
San Ramon Valley CA Unified School District GO	0.000%	7/1/13 (14)	3,680	3,665
San Ramon Valley CA Unified School District GO	0.000%	7/1/14 (14)	8,290	8,175
San Ramon Valley CA Unified School District GO	0.000%	7/1/15 (14)	2,005	1,949
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	5,345	6,072
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	2,000	2,302
Santa Clara CA Electric Revenue	5.000%	7/1/21 (14)	2,000	2,093
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,602
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,443
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	5,000	5,523
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	4,935	5,244
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	3,930	4,218
1 Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,565
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,785	3,865
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,770	3,849
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	4,088
South San Francisco CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/35 (14)	8,610	8,744
Southern California Public Power
Authority Revenue	5.000%	7/1/29	5,000	5,709

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Public Power Authority
Revenue (Mead-Adelanto Project) VRDO	0.180%	6/1/12	8,500	8,500
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/30	5,000	5,663
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	2,040
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,000	3,092
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,814
2 Sweetwater CA Unified School District GO
TOB VRDO	0.200%	6/7/12 (13)	700	700
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	4,500	3,510
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,645
Torrance CA Hospital Revenue
(Torrance Memorial Medical Center)	5.000%	9/1/40	3,000	3,146
2 Torrance CA Hospital Revenue
(Torrance Memorial Medical Center)
TOB VRDO	0.200%	6/7/12 LOC	1,900	1,900
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,173
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,243
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,916
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,050	4,414
Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,744
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,397
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,048
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,397
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,439
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	1,791
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,491
University of California Regents Medical
Center Revenue VRDO	0.170%	6/1/12	6,700	6,700
University of California Revenue	5.750%	5/15/25	7,000	8,569
University of California Revenue	4.750%	5/15/33	9,425	10,109
University of California Revenue	5.000%	5/15/33 (2)	10,000	10,370
University of California Revenue	5.000%	5/15/34	5,205	5,908
University of California Revenue	5.000%	5/15/34	3,220	3,637
University of California Revenue	5.000%	5/15/35	3,640	4,113
University of California Revenue	5.250%	5/15/39	7,000	7,884
University of California Revenue	5.000%	5/15/40	2,395	2,666
University of California Revenue	5.000%	5/15/41	5,000	5,560
2 University of California Revenue TOB VRDO	0.200%	6/1/12	3,100	3,100
2 University of California Revenue TOB VRDO	0.200%	6/1/12	10,500	10,500
2 University of California Revenue TOB VRDO	0.250%	6/7/12	7,330	7,330
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	3,892	4,051
Ventura County CA Community College
District GO	5.500%	8/1/33	8,500	10,119
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,154
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	10,000	10,696
Walnut Valley CA Unified School District GO	6.000%	8/1/14 (ETM)	2,205	2,477
Walnut Valley CA Unified School District GO	6.000%	8/1/15 (ETM)	2,470	2,891
Walnut Valley CA Unified School District GO	6.000%	8/1/16 (ETM)	2,690	3,273

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Washington Township CA Health Care
District Revenue	5.000%	7/1/32	3,000	3,082
Washington Township CA Health Care
District Revenue	5.000%	7/1/37	3,500	3,580
West Contra Costa CA Unified School District GO	5.250%	8/1/35 (4)	7,000	7,883
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,760
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,769
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	1,750
				2,925,307
Puerto Rico (0.2%)
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/19 (11)	2,250	2,508
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/20 (11)	1,300	1,442
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	75	82
2 Puerto Rico Sales Tax Financing Corp.
Revenue TOB VRDO	0.240%	6/7/12 LOC	1,510	1,510
				5,542
Total Tax-Exempt Municipal Bonds (Cost $2,714,339)				2,930,849
Other Assets and Liabilities (-1.0%)
Other Assets				40,927
Liabilities				(70,456)
				(29,529)
Net Assets (100%)				2,901,320

At May 31, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				2,799,694
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(114,884)
Unrealized Appreciation (Depreciation)				216,510
Net Assets				2,901,320

Investor Shares—Net Assets
Applicable to 41,016,239 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				484,618
Net Asset Value Per Share—Investor Shares				$11.82

Admiral Shares—Net Assets
Applicable to 204,539,808 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,416,702
Net Asset Value Per Share—Admiral Shares				$11.82

See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2012.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $113,926,000, representing 3.9% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	58,591
Total Income	58,591
Expenses
The Vanguard Group—Note B
Investment Advisory Services	84
Management and Administrative—Investor Shares	381
Management and Administrative—Admiral Shares	1,062
Marketing and Distribution—Investor Shares	65
Marketing and Distribution—Admiral Shares	260
Custodian Fees	17
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,878
Net Investment Income	56,713
Realized Net Gain (Loss)
Investment Securities Sold	3,866
Futures Contracts	(72)
Realized Net Gain (Loss)	3,794
Change in Unrealized Appreciation (Depreciation) of Investment Securities	133,502
Net Increase (Decrease) in Net Assets Resulting from Operations	194,009

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,713	115,255
Realized Net Gain (Loss)	3,794	(17,030)
Change in Unrealized Appreciation (Depreciation)	133,502	66,022
Net Increase (Decrease) in Net Assets Resulting from Operations	194,009	164,247
Distributions
Net Investment Income
Investor Shares	(9,251)	(19,336)
Admiral Shares	(47,462)	(95,919)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(56,713)	(115,255)
Capital Share Transactions
Investor Shares	21,524	(95,102)
Admiral Shares	68,242	(129,177)
Net Increase (Decrease) from Capital Share Transactions	89,766	(224,279)
Total Increase (Decrease)	227,062	(175,287)
Net Assets
Beginning of Period	2,674,258	2,849,545
End of Period	2,901,320	2,674,258

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.24	$11.01	$10.98	$10.19	$11.46	$11.86
Investment Operations
Net Investment Income	.231	.473	.476	.481	.499	.531
Net Realized and Unrealized Gain (Loss)
on Investments	.580	.230	.030	.790	(1.270)	(.400)
Total from Investment Operations	.811	.703	.506	1.271	(.771)	.131
Distributions
Dividends from Net Investment Income	(.231)	(.473)	(.476)	(.481)	(.499)	(.531)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.231)	(.473)	(.476)	(.481)	(.499)	(.531)
Net Asset Value, End of Period	$11.82	$11.24	$11.01	$10.98	$10.19	$11.46

Total Return[1]	7.25%	6.60%	4.63%	12.71%	-6.95%	1.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$485	$441	$529	$691	$670	$732
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.97%	4.33%	4.26%	4.51%	4.51%	4.58%
Portfolio Turnover Rate	17%	14%	18%	18%	27%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.24	$11.01	$10.98	$10.19	$11.46	$11.86
Investment Operations
Net Investment Income	.235	.482	.485	.490	.507	.540
Net Realized and Unrealized Gain (Loss)
on Investments	.580	.230	.030	.790	(1.270)	(.400)
Total from Investment Operations	.815	.712	.515	1.280	(.763)	.140
Distributions
Dividends from Net Investment Income	(.235)	(.482)	(.485)	(.490)	(.507)	(.540)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.235)	(.482)	(.485)	(.490)	(.507)	(.540)
Net Asset Value, End of Period	$11.82	$11.24	$11.01	$10.98	$10.19	$11.46

Total Return[1]	7.29%	6.68%	4.72%	12.80%	-6.88%	1.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,417	$2,234	$2,321	$2,183	$2,078	$2,251
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	4.05%	4.41%	4.34%	4.59%	4.58%	4.65%
Portfolio Turnover Rate	17%	14%	18%	18%	27%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at May 31, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $419,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2011, the fund had available capital loss carryforwards totaling $111,993,000 to offset future net capital gains of $971,000 through November 30, 2014, $18,323,000 through November 30, 2015, $22,521,000 through November 30, 2016, $40,669,000 through November 30, 2017, $12,572,000 through November 30, 2018, and $16,937,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $6,386,000 through November 30, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

California Long-Term Tax-Exempt Fund

At May 31, 2012, the cost of investment securities for tax purposes was $2,720,725,000. Net unrealized appreciation of investment securities for tax purposes was $210,124,000, consisting of unrealized gains of $215,909,000 on securities that had risen in value since their purchase and $5,785,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2012, the fund purchased $312,993,000 of investment securities and sold $219,342,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2012	November 30, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	62,238	5,336	74,491	6,831
Issued in Lieu of Cash Distributions	7,211	617	15,333	1,404
Redeemed	(47,925)	(4,128)	(184,926)	(17,063)
Net Increase (Decrease)—Investor Shares	21,524	1,825	(95,102)	(8,828)
Admiral Shares
Issued	179,899	15,488	381,777	35,101
Issued in Lieu of Cash Distributions	30,840	2,638	62,988	5,765
Redeemed	(142,497)	(12,247)	(573,942)	(52,971)
Net Increase (Decrease)—Admiral Shares	68,242	5,879	(129,177)	(12,105)

G. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2011	5/31/2012	Period
Based on Actual Fund Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,000.16	$0.75
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,057.87	$1.03
Admiral Shares	1,000.00	1,058.29	0.62
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,072.52	$1.04
Admiral Shares	1,000.00	1,072.94	0.62
Based on Hypothetical 5% Yearly Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,024.25	$0.76
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.00	$1.01
Admiral Shares	1,000.00	1,024.40	0.61
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.00	$1.01
Admiral Shares	1,000.00	1,024.40	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.15%; for the California Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the California Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before this reduction, the fund’s annualized six-month expense ratio was 0.16%.)The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer groups and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q752 072012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.